UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Investment Grade Bond Fund

Semiannual Report
11.30.09

A look at performance

For the period ended November 30, 2009

	Average annual returns (%)			Cumulative total returns (%)
	with maximum sales charge (POP)			with maximum sales charge (POP)
								SEC 30- day yield
				Six				(%) as of
Class	1-year	5-year	10-year	months	1-year	5-year	10-year	11-30-09

A	17.48	3.84	5.36	8.44	17.48	20.75	68.48	5.05

B	17.11	3.68	5.21	8.11	17.11	19.80	66.25	4.58

C	21.11	4.02	5.05	12.12	21.11	21.78	63.73	4.60

I1,2	23.26	5.16	6.27	13.63	23.26	28.59	83.75	5.71

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.14%, Class B — 1.89%, Class C — 1.89% and Class I — 1.06%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I shares prospectus.

2 December 31,1991 is the inception date for the Class A shares. The inception date for Class I shares is July 28, 2003. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I shares.

6	Investment Grade Bond Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Investment Grade Bond Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital U.S. Aggregate Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	11-30-99	$16,625	$16,625	$18,678

C2	11-30-99	16,373	16,373	18,678

I3,4	11-30-99	18,375	18,375	18,678

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of November 30, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I share prospectus.

4 December 31, 1991 is the inception date for the Class A shares. The inception date for Class I shares is July 28, 2003. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I shares.

Semiannual report | Investment Grade Bond Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2009 with the same investment held until November 30, 2009.

	Account value	Ending value	Expenses paid during
	on 6-1-09	on 11-30-09	period ended 11-30-09[1]

Class A	$1,000.00	$1,135.30	$6.21

Class B	1,000.00	1,131.10	10.15

Class C	1,000.00	1,131.20	10.10

Class I	1,000.00	1,136.30	4.12

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Investment Grade Bond Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2009, with the same investment held until November 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-09	on 11-30-09	period ended 11-30-09[1]

Class A	$1,000.00	$1,019.30	$5.87

Class B	1,000.00	1,015.50	9.60

Class C	1,000.00	1,015.60	9.55

Class I	1,000.00	1,021.20	3.90

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.16%, 1.90%, 1.89% and 0.77% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Investment Grade Bond Fund	9

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	47%

U.S. Government & Agency Securities	35%

Collateralized Mortgage Obligations	13%

Asset-Backed Securities	2%

Short-Term Investments & Other	3%

Sector Composition[1,2]

U.S. Government & Agencies	35%	Telecommunication Services	3%

Financials	25%	Consumer Discretionary	3%

Mortgage Bonds	10%	Materials	3%

Energy	5%	Consumer Staples	3%

Utilities	4%	Health Care	2%

Industrials	4%	Short-Term Investments & Other	3%

Quality Composition[1]

AAA	40%

AA	8%

A	20%

BBB	26%

CCC	3%

Other	3%

1 As a percentage of net assets on November 30, 2009.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Investment Grade Bond Fund | Semiannual report

Fund’s investments

As of 11-30-09 (unaudited)

		Maturity
	Rate	date	Par value	Value
Corporate Bonds 46.89%				$63,929,103

(Cost $59,427,694)
Consumer Discretionary 3.01%				4,098,616

Hotels, Restaurants & Leisure 0.21%

Seminole Tribe of Florida,
Bond (S)	6.535%	10-01-20	$315,000	289,173

Household Durables 0.37%

Whirlpool Corp.,
Sr Note	8.600	05-01-14	225,000	260,198
Sr Note	8.000	05-01-12	225,000	246,276

Media 2.17%

Comcast Cable Holdings LLC,
Sr Note	9.800	02-01-12	1,000,000	1,146,507

DirecTV Holdings LLC,
Gtd Sr Note	7.625	05-15-16	220,000	237,050
Gtd Sr Note	4.750	10-01-14	175,000	180,655

Grupo Televisa SA,
Sr Bond (S)	6.625	01-15-40	185,000	185,223

News America Holdings, Inc.,
Debenture	9.500	07-15-24	600,000	741,704

News America, Inc.,
Gtd Sr Note (S)	6.900	03-01-19	130,000	149,001

Time Warner Cable, Inc.,
Gtd Sr Note	6.750	07-01-18	285,000	318,146

Specialty Retail 0.26%

Staples, Inc.,
Sr Note	9.750	01-15-14	285,000	344,683

Consumer Staples 2.80%				3,816,303

Beverages 1.16%

Anheuser-Busch InBev Worldwide, Inc.,
Gtd Sr Note (S)	5.375	01-15-20	160,000	167,913
Gtd Sr Note (S)	4.125	01-15-15	235,000	242,037

Dr Pepper Snapple Group, Inc.,
Gtd Sr Note	6.820	05-01-18	185,000	214,208
Gtd Sr Note	6.120	05-01-13	140,000	154,896

Miller Brewing Company,
Gtd Note (S)	5.500	08-15-13	230,000	249,273

See notes to financial statements

Semiannual report | Investment Grade Bond Fund	11

		Maturity
	Rate	date	Par value	Value
Beverages (continued)

PepsiCo, Inc.,
Sr Note	7.900%	11-01-18	$230,000	$292,217

SABMiller PLC,
Sr Note (S)	6.500	07-15-18	235,000	263,788

Food & Staples Retailing 0.29%

CVS Caremark Corp.,
Jr Sub Bond	6.302	06-01-37	460,000	395,600

Food Products 0.65%

Bunge Ltd. Finance Corp.,
Gtd Sr Note	8.500	06-15-19	135,000	157,346
Gtd Sr Note	5.350	04-15-14	270,000	279,212

Kraft Foods, Inc.,
Sr Note	6.000	02-11-13	405,000	440,762

Tobacco 0.70%

Altria Group, Inc.,
Gtd Sr Note	8.500	11-10-13	475,000	556,706

Philip Morris International, Inc.,
Sr Note	5.650	05-16-18	370,000	402,345

Energy 4.52%				6,165,977

Energy Equipment & Services 0.32%

NGPL Pipeco LLC,
Sr Note (S)	7.119	12-15-17	270,000	304,590

Petrobras International Finance Company,
Gtd Sr Note	5.750	01-20-20	135,000	137,531

Oil, Gas & Consumable Fuels 4.20%

Buckeye Partners LP,
Sr Note	5.125	07-01-17	165,000	166,710

Cenovus Energy, Inc.,
Gtd Sr Note (S)	5.700	10-15-19	130,000	137,832
Sr Note (S)	4.500	09-15-14	245,000	256,728

Energy Transfer Partners LP,
Sr Note	9.700	03-15-19	215,000	268,494
Sr Note	8.500	04-15-14	230,000	268,965

Enterprise Products Operating LLC,
Gtd Note	6.650	04-15-18	565,000	626,025
Gtd Sr Note	6.500	01-31-19	475,000	527,173
Gtd Sr Note Series G	5.600	10-15-14	385,000	418,896

Gulf South Pipeline Company LP,
Sr Note (S)	5.750	08-15-12	230,000	245,932

Kinder Morgan Energy Partners LP,
Sr Bond	7.750	03-15-32	115,000	134,041
Sr Note	9.000	02-01-19	225,000	277,411
Sr Note	5.125	11-15-14	135,000	143,878

Nustar Logistics,
Gtd Sr Note	7.650	04-15-18	220,000	247,432

ONEOK Partners LP,
Gtd Sr Note	6.150	10-01-16	425,000	450,397
Sr Note	8.625	03-01-19	235,000	287,611

Petro-Canada,
Sr Note	6.050	05-15-18	190,000	206,457

Petroleos Mexicanos,
Gtd Note (S)	4.875	03-15-15	310,000	310,775

See notes to financial statements

12	Investment Grade Bond Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
Oil, Gas & Consumable Fuels (continued)

Spectra Energy Capital LLC,
Gtd Sr Note	6.200%	04-15-18	$185,000	$201,881

Woodside Finance, Ltd.,
Note (S)	4.500	11-10-14	385,000	394,125

XTO Energy, Inc.,
Sr Note	5.900	08-01-12	140,000	153,093

Financials 21.61%				29,469,563

Capital Markets 3.90%

Bear Stearns Companies, Inc.,
Sr Note	7.250	02-01-18	435,000	503,046

Charles Schwab Corp.,
Sr Note	4.950	06-01-14	220,000	238,248

Goldman Sachs Group, Inc.,
Jr Sub Note	6.750	10-01-37	555,000	571,227
Sr Note	7.500	02-15-19	325,000	383,801
Sr Note	5.125	01-15-15	390,000	413,992

Jefferies Group, Inc.,
Sr Note	7.750	03-15-12	310,000	336,547
Sr Note	6.450	06-08-27	145,000	123,412

Macquarie Group, Ltd.,
Sr Note (S)	7.300	08-01-14	170,000	185,797

Merrill Lynch & Company, Inc.,
Jr Sub Bond	7.750	05-14-38	555,000	612,737

Morgan Stanley,
Sr Note	7.300	05-13-19	315,000	355,074
Sr Note Series F	6.625	04-01-18	825,000	895,054

Northern Trust Company,
Sr Note	4.625	05-01-14	250,000	272,390
Sub Note	6.500	08-15-18	125,000	145,523

TD Ameritrade Holding Corp.,
Gtd Note	5.600	12-01-19	275,000	279,617

Commercial Banks 3.36%

Allfirst Preferred Capital Trust,
Gtd Jr Sub Note	1.784	07-15-29	205,000	132,094

Groupe BPCE,
Sub Bond (12.50% to 9-30-19 then 3 mnth
LIBOR + 12.98%) (S)	12.500	06-29-49	157,000	183,740

Chuo Mitsui Trust & Banking Company Ltd.,
Jr Sub Note (5.506% to 4-15-15 then 3 mnth
LIBOR + 249 bps quarterly) (S)	5.506	12-29-49	370,000	337,928

Credit Suisse New York,
Sr Note	5.300	08-13-19	260,000	272,450

HSBC Capital Funding LP,
Perpetual Note (9.547% to 6-30-10 then
3 mnth LIBOR + 406 bps quarterly) (S)	9.547	12-29-49	500,000	500,000

Mizuho Financial Group, Ltd.,
Gtd Sub Bond	8.375	12-29-49	175,000	174,125

Regions Financial Corp.,
Sr Note	7.750	11-10-14	290,000	291,405

Royal Bank of Scotland Group PLC,
Jr Sub Bond Series MTN	7.640	03-31-49	200,000	93,500
Sr Note	6.400	10-21-19	240,000	243,292

See notes to financial statements

Semiannual report | Investment Grade Bond Fund	13

		Maturity
	Rate	date	Par value	Value
Commercial Banks (continued)

Santander Issuances SA,
Sub Note (S)	6.500%	08-11-19	$700,000	$768,454

Silicon Valley Bank,
Sub Note	6.050	06-01-17	295,000	279,429

SMFG Preferred Capital,
Sub Bond (S)	6.078	01-29-49	285,000	235,971

Wachovia Bank NA,
Sub Note	5.850	02-01-37	235,000	228,338
Sub Note Series BKNT	6.600	01-15-38	445,000	474,544

Westpac Banking Corp.,
Sr Note	4.875	11-19-19	360,000	365,503

Consumer Finance 1.10%

American Express Credit Company,
Sr Note Series C	7.300	08-20-13	360,000	408,929

Capital One Financial Corp.,
Sr Note	7.375	05-23-14	375,000	430,130

Discover Financial Services,
Sr Note	10.250	07-15-19	375,000	440,441

SLM Corp.,
Sr Note Series MTN	8.450	06-15-18	250,000	225,824

Diversified Financial Services 6.59%

American Honda Finance Corp.,
Note (S)	7.625	10-01-18	370,000	433,165

Bank of America Corp.,
Sr Note	5.650	05-01-18	400,000	403,128

Beaver Valley Funding,
Sec Lease Obligation Bond	9.000	06-01-17	850,000	939,199

Citigroup, Inc.,
Sr Note	6.375	08-12-14	510,000	536,467
Sr Note	6.125	11-21-17	450,000	452,120
Sr Note	5.850	12-11-34	180,000	156,471

CME Group, Inc.,
Sr Note	5.750	02-15-14	320,000	356,114

ERAC USA Finance Company,
Gtd Sr Note (S)	6.375	10-15-17	220,000	228,288

General Electric Capital Corp.,
Sr Note	5.625	05-01-18	510,000	525,849
Sr Note Series MTN	6.000	08-07-19	210,000	221,205

Harley-Davidson Funding Corp.,
Gtd Sr Note (S)	5.750	12-15-14	730,000	736,125

Hyundai Capital Services,
Sr Note (S)	6.000	05-05-15	270,000	282,213

JPMorgan Chase & Company,
Jr Sub Note Series 1	7.900	04-29-49	315,000	308,045
Sr Note	6.000	01-15-18	510,000	552,849
Sr Note	4.650	06-01-14	400,000	427,296

PNC Funding Corp.,
Gtd Sr Note	4.250	09-21-15	435,000	449,303

Rabobank Nederland NV,
Jr Sub Note (S)	11.000	12-29-49	904,000	1,117,713

USB Realty Corp.,
Perpetual Bond (S)	6.091	12-22-49	300,000	208,500

See notes to financial statements

14	Investment Grade Bond Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
Diversified Financial Services (continued)

Volvo Treasury AB,
Sr Note (S)	5.950%	04-01-15	$350,000	$366,088

Voto-Votorantim Overseas Trading
Operations NV,
Gtd Sr Note (S)	6.625	09-25-19	285,000	280,725

Insurance 3.45%

Aflac, Inc.,
Sr Note	8.500	05-15-19	220,000	260,560

AXA SA,
Sub Note (S)	6.379	12-14-49	155,000	124,388

CAN Financial Corp.,
Sr Note	7.350	11-15-19	200,000	203,268
Sr Note	6.500	08-15-16	210,000	208,611

Genworth Financial, Inc.,
Jr Sub Note	6.150	11-15-66	210,000	134,400

Horace Mann Educators Corp.,
Sr Note	6.850	04-15-16	205,000	207,057

Liberty Mutual Group, Inc.,
Bond (S)	7.300	06-15-14	320,000	324,775
Gtd Bond (S)	7.500	08-15-36	520,000	467,856

Lincoln National Corp.,
Jr Sub Bond	6.050	04-20-67	120,000	85,800
Sr Note	8.750	07-01-19	315,000	367,473

Massachusetts Mutual Life Insurance Co.,
Sub Note (S)	8.875	06-01-39	135,000	165,418

MetLife, Inc.,
Sr Note	6.750	06-01-16	220,000	252,721

New York Life Insurance Co.,
Sub Note (S)	6.750	11-15-39	360,000	363,722

Progressive Corp.,
Jr Sub Debenture	6.700	06-15-37	155,000	131,750

Prudential Financial, Inc.,
Sr Note Series D	5.150	01-15-13	350,000	370,058
Sr Note Series MTND	7.375	06-15-19	130,000	147,662

QBE Insurance Group, Ltd.,
Sr Note (S)	9.750	03-14-14	238,000	276,018

Symetra Financial Corp.,
Jr Sub Bond (S)	8.300	10-15-37	155,000	128,650

Unum Group,
Sr Note	7.125	09-30-16	245,000	257,691

W.R. Berkley Corp.,
Sr Note	5.600	05-15-15	230,000	232,822

Real Estate Investment Trusts 3.21%

AMB Property L.P.,
Gtd Note	6.625	12-01-19	310,000	312,114

Boston Properties LP,
Sr Note	5.875	10-15-19	170,000	174,027

Brandywine Operating Partnership LP,
Gtd Sr Note	7.500	05-15-15	220,000	225,369

CPG Partners LP,
Sr Note	6.000	01-15-13	385,000	406,375

Dexus Property Group,
Gtd Note (S)	7.125	10-15-14	310,000	317,862

See notes to financial statements

Semiannual report | Investment Grade Bond Fund	15

		Maturity
	Rate	date	Par value	Value
Real Estate Investment Trusts (continued)

Duke Realty LP,
Sr Note	8.250%	08-15-19	$315,000	$340,679

Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	245,000	246,800

HRPT Properties Trust,
Sr Note	6.650	01-15-18	135,000	128,082

Mack-Cali Realty Corp.,
Sr Note	7.750	08-15-19	210,000	223,968

Nationwide Health Properties, Inc.,
Sr Note	6.500	07-15-11	230,000	239,966

Plum Creek Timberlands LP,
Gtd Sr Note	5.875	11-15-15	210,000	220,150

ProLogis,
Sr Note	6.625	05-15-18	290,000	282,515
Sr Note	5.625	11-15-15	250,000	243,290

Simon Property Group LP,
Sr Note	10.350	04-01-19	230,000	296,807
Sr Note	5.625	08-15-14	320,000	339,665

WEA Finance LLC,
Gtd Sr Note (S)	6.750	09-02-19	185,000	194,395
Gtd Sr Note (S)	5.400	10-01-12	175,000	183,374

Health Care 1.66%				2,263,083

Health Care Equipment & Supplies 0.25%

Hospira, Inc.,
Sr Note	6.050	03-30-17	320,000	343,587

Health Care Providers & Services 0.78%

CIGNA Corp.,
Sr Note	6.375	10-15-11	410,000	437,381

Medco Health Solutions, Inc.,
Sr Note	7.250	08-15-13	550,000	624,542

Pharmaceuticals 0.63%

Schering-Plough Corp.,
Sr Note	6.000	09-15-17	385,000	437,388

Watson Pharmaceuticals, Inc.,
Sr Note	6.125	08-15-19	260,000	276,085

Wyeth,
Sr Sub Note	5.500	03-15-13	130,000	144,100

Industrials 3.36%				4,585,084

Aerospace & Defense 0.17%

Embraer Overseas, Ltd.,
Gtd Sr Note	6.375	01-15-20	240,000	232,800

Airlines 0.90%

Continental Airlines, Inc.,
Series 1991-1 Class A	6.545	02-02-19	86,750	83,714
Sr Sec Bond Series 981A	6.648	09-15-17	112,230	105,496

Delta Air Lines, Inc.,
Series 2007-1 Class A	6.821	08-10-22	446,430	418,528
Series 2002-1 Class G2	6.417	07-02-12	465,000	441,750

Northwest Airlines, Inc.,
Series 2007-1 Class A	7.027	11-01-19	206,116	179,321

See notes to financial statements

16	Investment Grade Bond Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
Commercial Services & Supplies 0.16%

Waste Management, Inc.,
Gtd Sr Note	6.125%	11-30-39	$210,000	$216,594

Electrical Equipment 0.36%

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	480,000	491,586

Industrial Conglomerates 0.39%

Hutchison Whampoa International, Ltd.,
Gtd Note (S)	5.750	09-11-19	265,000	273,144
Gtd Sr Note (S)	6.500	02-13-13	243,000	264,407

Machinery 0.55%

Ingersoll-Rand Global Holding
Company, Ltd.,
Gtd Note	6.875	08-15-18	300,000	339,262
Gtd Note	6.000	08-15-13	370,000	406,745

Road & Rail 0.52%

Burlington Northern Santa Fe Corp.,
Sr Note	5.750	03-15-18	285,000	313,731

CSX Corp.,
Sr Note	5.500	08-01-13	365,000	396,843

Trading Companies & Distributors 0.31%

GATX Corp.,
Sr Note	8.750	05-15-14	365,000	421,163

Information Technology 1.17%				1,599,120

Electronic Equipment, Instruments & Components 0.57%

Amphenol Corp.,
Sr Note	4.750	11-15-14	340,000	346,356

Tyco Electronics Group SA,
Gtd Note	6.000	10-01-12	280,000	300,997
Gtd Sr Note	6.550	10-01-17	125,000	133,319

IT Services 0.18%

Fiserv, Inc.,
Gtd Sr Note	6.800	11-20-17	215,000	243,368

Office Electronics 0.42%

Xerox Corp.,
Sr Note	8.250	05-15-14	180,000	209,415
Sr Note	6.750	02-01-17	335,000	365,665

Materials 2.55%				3,469,851

Chemicals 0.34%

Ecolab, Inc.,
Sr Note	4.875	02-15-15	230,000	246,907

RPM International, Inc.,
Sr Note	6.500	02-15-18	210,000	217,385

Construction Materials 0.34%

CRH America, Inc.,
Gtd Note	8.125	07-15-18	250,000	292,847

Holcim US Finance SARL & Cie SCS,
Gtd Note (S)	6.000	12-30-19	160,000	169,919

See notes to financial statements

Semiannual report | Investment Grade Bond Fund	17

		Maturity
	Rate	date	Par value	Value
Metals & Mining 1.35%

Allegheny Technologies, Inc.,
Sr Note	9.375%	06-01-19	$185,000	$212,883

ArcelorMittal,
Sr Note	9.850	06-01-19	365,000	449,718

Commercial Metals Company,
Sr Note	7.350	08-15-18	170,000	184,160

Gerdau Holdings, Inc.,
Gtd Sr Note (S)	7.000	01-20-20	210,000	208,320

Rio Tinto Alcan, Inc.,
Sr Note	6.125	12-15-33	285,000	295,039

Rio Tinto Finance USA, Ltd.,
Gtd Sr Note	8.950	05-01-14	230,000	276,578

Vale Overseas, Ltd.,
Gtd Note	6.875	11-10-39	205,000	211,896

Paper & Forest Products 0.52%

International Paper Company,
Sr Note	9.375	05-15-19	255,000	316,379
Sr Note	7.950	06-15-18	335,000	387,820

Telecommunication Services 1.88%				2,563,917

Diversified Telecommunication Services 1.52%

BellSouth Corp.,
Bond	6.550	06-15-34	250,000	262,574
Debenture	6.300	12-15-15	347,788	376,902

CenturyTel, Inc.,
Sr Note	6.150	09-15-19	210,000	216,181

Qwest Corp.,
Sr Note	7.875	09-01-11	210,000	218,138

Telecom Italia Capital SA,
Gtd Sr Note	6.175	06-18-14	690,000	761,507

Verizon Wireless Capital LLC,
Sr Note (S)	7.375	11-15-13	205,000	238,784

Wireless Telecommunication Services 0.36%

America Movil SAB de CV,
Sr Sec Note	5.750	01-15-15	250,000	269,379

American Tower Corp.,
Sr Note (S)	4.625	04-01-15	215,000	220,452

Utilities 4.33%				5,897,589

Electric Utilities 2.71%

Allegheny Energy Supply Company LLC,
Sr Note (S)	5.750	10-15-19	180,000	178,637

Aquila, Inc.,
Sr Note	11.875	07-01-12	255,000	296,531

Commonwealth Edison Company,
Sec Bond	5.800	03-15-18	415,000	453,400

Delmarva Power & Light Company,
1st Mtg Bond	6.400	12-01-13	230,000	261,030

Duke Energy Corp.,
Sr Note	6.300	02-01-14	225,000	250,976

FirstEnergy Solutions Corp.,
Gtd Sr Note (S)	4.800	02-15-15	235,000	244,227

See notes to financial statements

18	Investment Grade Bond Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
Electric Utilities (continued)

FPL Energy National Wind LLC,
Sr Sec Note (S)	5.608%	03-10-24	$193,476	$185,774

Israel Electric Corp., Ltd.,
Sec Note (S)	7.250	01-15-19	200,000	219,684

ITC Holdings Corp.,
Sr Note (S)	5.875	09-30-16	115,000	119,396

Monongahela Power Company,
Sec Bond (S)	7.950	12-15-13	395,000	440,799

Nevada Power Co.,
Mtg Note Series L	5.875	01-15-15	220,000	241,507

Pepco Holdings, Inc.,
Sr Note	6.450	08-15-12	325,000	352,068

PNPP II Funding Corp.,
Debenture	9.120	05-30-16	150,000	167,400

Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	272,152	286,331

Gas Utilities 0.35%

DCP Midstream LLC,
Sr Note (S)	9.750	03-15-19	275,000	335,419

Questar Market Resources, Inc.,
Sr Note	6.800	03-01-20	130,000	139,920

Multi-Utilities 1.27%

DTE Energy Company,
Sr Note	7.625	05-15-14	565,000	638,967

PG&E Corp.,
Sr Note	5.750	04-01-14	300,000	330,597

Sempra Energy,
Sr Bond	8.900	11-15-13	205,000	244,200
Sr Note	6.500	06-01-16	270,000	301,067

Teco Finance, Inc.,
Gtd Sr Note	6.572	11-01-17	200,000	209,659

Convertible Bonds 0.57%				$769,219
(Cost $375,000)

Industrials 0.57%

Machinery 0.57%

Ingersoll-Rand Company, Ltd.,
Sr Note	4.500%	04-15-12	$375,000	769,219

U.S. Government & Agency Obligations 34.66%				$47,254,776
(Cost $46,053,819)

U.S. Government 11.49%
U.S. Treasury,
Bond	4.500%	08-15-39	$2,795,000	2,936,497
Inflation Indexed Note (D)	1.625	01-15-15	418,481	441,890
Note	3.375	11-15-19	285,000	289,187
Note	2.375	10-31-14	835,000	850,723
Note	4.000	08-15-18	1,515,000	1,621,523
Note	2.625	06-30-14	1,060,000	1,097,680
Note	2.625	07-31-14	1,340,000	1,386,063
Note	1.750	03-31-14	1,000,000	1,001,562
Note	1.375	04-15-12	4,625,000	4,684,256
Note	1.375	10-15-12	1,340,000	1,352,458

See notes to financial statements

Semiannual report | Investment Grade Bond Fund	19

		Maturity
	Rate	date	Par value	Value
U.S. Government Agency 23.17%
Federal Home Loan Bank,
Note	5.375%	05-18-16	$575,000	$655,242
Note	1.875	06-20-12	2,520,000	2,569,096

Federal Home Loan Mortgage Corp.,
30 Yr Pass Thru Ctf	4.500	03-01-39	3,685,912	3,784,251
Note	1.750	06-15-12	1,420,000	1,443,081

Federal National Mortgage Association,
15 Yr Pass Thru Ctf	4.000	07-01-24	3,232,706	3,325,899
30 Yr Adj Rate Pass Thru Ctf	5.850	03-01-14	1,601	1,671
30 Yr Adj Rate Pass Thru Ctf	5.850	06-01-14	8,963	9,377
30 Yr Pass Thru Ctf	5.396	11-01-38	2,340,640	2,484,536
30 Yr Pass Thru Ctf	5.000	03-01-38	2,026,113	2,128,447
30 Yr Pass Thru Ctf	5.000	05-01-38	221,757	232,957
30 Yr Pass Thru Ctf	4.000	01-01-24	810,944	834,322
30 Yr Pass Thru Ctf	5.000	11-01-33	1,805,645	1,901,923
30 Yr Pass Thru Ctf	5.000	03-01-38	503,428	528,855
30 Yr Pass Thru Ctf	5.000	05-01-38	1,832,201	1,924,742
30 Yr Pass Thru Ctf	4.893	12-01-38	452,831	478,093
Note	1.875	10-29-12	690,000	694,684
Note	3.375	03-10-14	2,370,000	2,390,503

Government National
Mortgage Association,
15 Yr Pass Thru Ctf	7.500	04-15-13	16,823	16,920
30 Yr Pass Thru Ctf	4.500	02-15-39	2,405,827	2,479,317
30 Yr Pass Thru Ctf	4.500	03-15-39	988,368	1,018,560
30 Yr Pass Thru Ctf	4.500	03-15-39	1,463,409	1,508,112
30 Yr Pass Thru Ctf	4.500	04-15-39	492,335	507,374

Small Business Administration CMBS Trust,
Sub Bond Series 2006-1A Class E (S)	6.174	11-15-36	665,000	674,975

Municipal Bonds 0.17%				$233,613
(Cost $232,401)

California 0.17%
State of California,
General Obligation	6.200%	10-01-19	$230,000	233,613

Collateralized Mortgage Obligations 12.59%				$17,170,806
(Cost $22,125,739)
American Home Mortgage Assets,
Series 2006-6, Class XP (IO)	3.011%	12-25-46	$5,848,536	263,184
Series 2007-5, Class XP (IO)	3.241	06-25-47	4,240,135	241,158

American Home Mortgage Investment Trust,
Series 2007-1, Class GIOP (IO)	0.647	05-25-47	3,576,661	221,306

American Tower Trust,
Series 2007-1A, Class C (S)	5.615	04-15-37	450,000	456,750
Series 2007-1A, Class D (S)	5.957	04-15-37	420,000	420,000

Banc of America Commercial
Mortgage, Inc.,
Series 2005-4 Class A5A	4.933	07-10-45	1,500,000	1,441,415
Series 2005-6, Class A4 (P)	5.351	09-10-47	560,000	567,892
Series 2006-3, Class A4 (P)	5.889	07-10-44	700,000	629,781

Banc of America Funding Corp.,
Series 2006-B, Class 6A1 (P)	5.827	03-20-36	440,509	294,646
Series 2007-E, Class 4A1 (P)	5.736	07-20-47	227,100	146,282

See notes to financial statements

20	Investment Grade Bond Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value

Bear Stearns Commercial
Mortgage Securities, Inc.,
Series 2006-PW14, Class D (S)	5.412%	12-11-38	$320,000	$78,413

Bear Stearns Mortgage Funding Trust,
Series 2006-AR1, Class 2A1 (P)	0.456	08-25-36	225,671	111,154

Chaseflex Trust,
Series 2005-2, Class 4A1	5.000	05-25-20	412,103	375,915

Citigroup Mortgage Loan Trust, Inc.,
Series 2005-10, Class 1A5A (P)	5.830	12-25-35	367,195	230,196
Series 2005-5, Class 2A3	5.000	08-25-35	207,741	199,886

Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Series 2005-CD1, Class C (P)	5.399	07-15-44	185,000	119,272

Countrywide Alternative Loan Trust,
Series 2006-OA12, Class X (IO)	3.262	09-20-46	7,568,753	326,402
Series 2007-25, Class 1A2	6.500	11-25-37	674,004	424,728
Series 2005-59, Class 2X (IO)	2.826	11-20-35	4,336,407	129,008

Crown Castle Towers LLC,
Series 2006-1A, Class E (S)	6.065	11-15-36	435,000	444,788

DSLA Mortgage Loan Trust,
Series 2005-AR5, Class X2 (IO)	2.885	08-19-45	2,974,741	116,201

First Horizon Alternative
Mortgage Securities,
Series 2006-RE1, Class A1	5.500	05-25-35	488,456	372,905
Series 2004-AA5, Class B1 (P)	2.635	12-25-34	759,645	69,656

GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class B (P)	5.686	05-10-40	955,000	945,768

GMAC Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 2A1 (P)	5.628	04-19-36	279,913	209,636

Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class A3 (P)	0.516	06-25-45	70,782	17,599
Series 2005-AR4, Class 4A2 (P)	0.596	10-25-45	316,479	107,297
Series 2006-AR1, Class A2A (P)	0.606	02-25-36	507,441	139,269

Greenwich Capital Commercial
Funding Corp.,
Series 2007-GG9, Class C (P)	5.554	03-10-39	230,000	79,102
Series 2007-GG9, Class F (P)	5.633	03-10-39	130,000	32,106

Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4	5.444	03-10-39	735,000	627,222

GSR Mortgage Loan Trust,
Series 2004-9, Class B1 (P)	4.054	08-25-34	303,519	121,928
Series 2006-AR1, Class 3A1 (P)	5.347	01-25-36	707,542	520,303

Harborview Mortgage Loan Trust,
Series 2005-11 Class X (IO)	2.796	08-19-45	2,514,111	103,707
Series 2005-16, Class 2A1B (P)	0.567	01-19-36	187,702	49,601
Series 2005-8, Class 1X (IO)	2.672	09-19-35	3,065,232	116,383
Series 2006-SB1, Class A1A (P)	1.482	12-19-36	383,034	138,158

IndyMac Index Mortgage Loan Trust,
Series 2004-AR13, Class B1	5.296	01-25-35	213,739	32,797
Series 2005-AR18, Class 1X (IO)	2.699	10-25-36	6,172,746	188,886
Series 2005-AR18, Class 2X (IO)	2.427	10-25-36	8,443,472	263,436
Series 2005-AR5, Class B1 (P)	4.380	05-25-35	286,522	9,088
JPMorgan Chase Commercial Mortgage
Security Corp.,
Series 2005-LDP3, Class A4B (P)	4.996	08-15-42	1,000,000	869,474
Series 2005-LDP4, Class B (P)	5.129	10-15-42	1,000,000	523,083

See notes to financial statements

Semiannual report | Investment Grade Bond Fund	21

		Maturity
	Rate	date	Par value	Value

JPMorgan Mortgage Trust,
Series 2006-A7, Class 2A5 (P)	5.767%	01-25-37	$464,373	$97,550
Series 2005-S2, Class 2A16	6.500	09-25-35	374,656	367,222
Series 2005-S3, Class 2A2	5.500	01-25-21	321,220	308,572

Merrill Lynch/Countrywide Commercial
Mortgage Trust,
Series 2006-2, Class A4 (P)	6.104	06-12-46	735,000	714,050

MLCC Mortgage Investors, Inc.,
Series 2007-3, Class M1 (P)	5.915	09-25-37	194,943	60,241
Series 2007-3, Class M2 (P)	5.915	09-25-37	74,980	29,294
Series 2007-3, Class M3 (P)	5.915	09-25-37	49,986	17,666

Morgan Stanley Capital I,
Series 2005-HQ7, Class A4 (P)	5.378	11-14-42	520,000	528,559
Series 2006-IQ12, Class E (P)	5.538	12-15-43	310,000	60,612

Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1 (P)	4.285	05-25-35	206,303	53,689

Residential Accredit Loans, Inc.,
Series 2005-QA12, Class NB5 (P)	5.945	12-25-35	363,637	211,404

Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A1	6.500	07-25-36	483,454	294,983

Structured Asset Securities Corp.,
Series 2003-6A, Class B1 (P)	4.323	03-25-33	279,745	121,042

Washington Mutual, Inc.,
Series 2005-AR19, Class B1 (P)	0.936	12-25-45	296,545	36,878
Series 2006-AR4, Class 1A1B (P)	1.572	05-25-46	338,781	94,994
Series 2005-6, Class 1CB (IO)	6.500	08-25-35	239,496	174,869
Series 2005-AR13, Class B1 (P) (IO)	0.836	10-25-45	511,474	56,393
Series 2005-AR6, Class B1 (P)	0.836	04-25-45	575,855	57,738
Series 2007-OA5, Class 1XPP (IO)	0.851	06-25-47	18,809,116	217,480
Series 2007-OA6, Class 1XPP (IO)	0.796	07-25-47	10,839,052	108,391
Series 2005-AR4 Class B1 (P)	4.654	04-25-35	961,048	204,198
Series 2007-0A5 Class 2XPP (IO)	1.041	06-25-47	22,000,428	385,007
Series 2005-AR19, Class A1B3 (P)	0.586	12-25-45	132,662	49,664

Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR15, Class A3 (P)	5.665	10-25-36	491,387	144,529

Asset Backed Securities 2.48%				$3,382,090

(Cost $3,989,907)
Bank of America Auto Trust,
Series 2009-1A, Class A4 (S)	3.520%	06-15-16	$395,000	411,081

Bayview Financial Acquisition Trust,
Series 2006-A Class 2A3 (P)	0.593	02-28-41	368,633	288,518

BMW Vehicle Lease Trust,
Series 2009-1, Class A4	3.660	08-15-13	430,000	445,085

Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A5 (P)	0.296	10-25-36	141,884	122,004

DB Master Finance LLC,
Series 2006-1, Class-A2 (S)	5.779	06-20-31	515,000	492,335

Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2 (S)	5.261	04-25-37	500,000	428,991

Hertz Vehicle Financing LLC,
Series 2009-2A Class A2 (S)	5.290	03-25-16	485,000	494,618

Lehman XS Trust,
Series 2005-5N, Class 3A2 (P)	0.596	11-25-35	369,323	123,505
Series 2005-7N, Class 1A1B (P)	0.536	12-25-35	252,311	64,543
Series 2006-2N, Class 1A2 (P)	0.576	02-25-46	395,950	80,012

See notes to financial statements

22	Investment Grade Bond Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value

Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF3	4.499%	08-25-35	$158,798	$155,574
Series 2005-2, Class AF4	4.934	08-25-35	420,000	275,824

			Shares	Value

Preferred Stocks 0.51%				$692,087

(Cost $560,925)

Financials 0.21%

Diversified Financial Services 0.21%

Bank of America Corp., 8.625%			12,775	288,843

Materials 0.30%

Metals & Mining 0.30%

Vale Capital II, 6.75%,
			4,831	403,244
		Maturity
	Yield*	date	Par value	Value

Short-Term Investments 0.88%				$1,200,000

(Cost $1,200,000)

U.S. Government Agency 0.88%
Federal Home Loan Bank,
Discount Note	0.020%	12-01-09	$1,200,000	1,200,000

Total investments (Cost $133,965,485)† 98.75%				$134,631,694

Other assets and liabilities, net 1.25%				$1,709,699

Total net assets 100.00%				$136,341,393

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

BKNT Bank Note

CMBS Collateralized Mortgage Backed Obligation

Gtd Guaranteed

MTN Medium-Term Note

(D) Principal amount of security is adjusted for inflation.

(IO) Interest Only Security – Interest Tranche of Stripped Mortgage Pool

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $18,608,468 or 13.65% of the net assets of the Fund as of November 30, 2009.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At November 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $134,187,506. Net unrealized appreciation aggregated $444,188, of which $9,594,046 related to appreciated investment securities and $9,149,858 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Investment Grade Bond Fund	23

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (Cost $133,965,485)	$134,631,694
Cash	74,988
Cash held at broker for futures contracts	31,170
Receivable for investments sold	5,344
Receivable for fund shares sold	72,048
Dividends and interest receivable	1,765,619
Other receivables and prepaid assets	42,306

Total assets	136,623,169

Liabilities

Payable for fund shares repurchased	7,394
Payable for futures variation margin	4,000
Distributions payable	112,844
Payable to affiliates
Accounting and legal services fees	1,614
Transfer agent fees	77,969
Distribution and service fees	20,108
Trustees’ fees	189
Other liabilities and accrued expenses	57,658

Total liabilities	281,776

Net assets

Capital paid-in	$141,303,921
Undistributed net investment income	159,503
Accumulated net realized loss on investments and futures contracts	(5,773,567)
Net unrealized appreciation on investments and futures contracts	651,536

Net assets	$136,341,393

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($109,504,918 ÷ 11,075,158 shares)	$9.89
Class B ($7,546,072 ÷ 763,141 shares)[1]	$9.89
Class C ($17,604,700 ÷ 1,780,417 shares)[1]	$9.89
Class I ($1,685,703 ÷ 170,533 shares)	$9.88

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$10.36

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

24	Investment Grade Bond Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 11-30-09 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$4,096,433
Dividends	24,575
Securities lending	42
Less foreign taxes withheld	(1,141)

Total investment income	4,119,909

Expenses

Investment management fees (Note 5)	258,168
Distribution and service fees (Note 5)	240,021
Accounting and legal services fees (Note 5)	14,959
Transfer agent fees (Note 5)	189,879
Trustees’ fees (Note 6)	6,636
State registration fees	16,188
Printing and postage fees	40,741
Professional fees	26,286
Custodian fees	6,762
Registration and filing fees	5,490
Other	36,957

Total expenses	842,087
Less expense reductions (Note 5)	(23,721)

Net expenses	818,366

Net investment income	3,301,543

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	882,702
Futures contracts (Note 3)	57,839
940,541
Change in net unrealized appreciation (depreciation) of
Investments	11,912,071
Futures contracts (Note 3)	(77,498)
11,834,573
Net realized and unrealized gain	12,775,114
Increase in net assets from operations	$16,076,657

See notes to financial statements

Semiannual report | Investment Grade Bond Fund	25

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year
	ended	ended
	11-30-09[1]	5-31-09

Increase (decrease) in net assets

From operations
Net investment income	$3,301,543	$6,091,935
Net realized gain	940,541	173,754
Change in net unrealized appreciation (depreciation)	11,834,573	(7,060,855)

Increase (decrease) in net assets resulting from operations	16,076,657	(795,166)

Distributions to shareholders
From net investment income
Class A	(2,864,226)	(5,325,987)
Class B	(165,324)	(295,460)
Class C	(345,981)	(432,350)
Class I	(48,352)	(31,697)

Total distributions	(3,423,883)	(6,085,494)

From Fund share transactions (Note 7)	5,096,538	8,814,021

Total increase	17,749,312	1,933,361

Net assets

Beginning of period	118,592,081	116,658,720

End of period	$136,341,393	$118,592,081

Undistributed net investment income	$159,503	$281,843

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

See notes to financial statements

26	Investment Grade Bond Fund | Semiannual report

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-09[1]	5-31-09	5-31-08	5-31-07	5-31-06	5-31-05[2]

Per share operating performance

Net asset value, beginning of period	$8.95	$9.53	$9.67	$9.52	$10.06	$9.92
Net investment income[3]	0.25	0.49	0.49	0.46	0.42	0.39
Net realized and unrealized gain (loss)
on investments	0.95	(0.58)	(0.13)	0.16	(0.51)	0.18
Total from investment operations	1.20	(0.09)	0.36	0.62	(0.09)	0.57
Less distributions
From net investment income	(0.26)	(0.49)	(0.50)	(0.47)	(0.45)	(0.43)
Net asset value, end of period	$9.89	$8.95	$9.53	$9.67	$9.52	$10.06
Total return (%)[4,5]	13.53[6]	(0.73)	3.72	6.63	(0.96)	5.79

Ratios and supplemental data

Net assets, end of period (in millions)	$110	$99	$102	$108	$116	$136
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19[7]	1.20[8]	0.99	1.06	1.04	1.04
Expenses net of fee waivers	1.19[7]	1.20[8]	0.99	0.97	1.00	1.03
Expenses net of fee waivers and credits	1.16[7]	1.20[8]	0.98	0.97	1.00	1.03
Net investment income	5.27[7]	5.53	5.08	4.76	4.25	3.86
Portfolio turnover (%)	38	109	99	105	160	222

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (as applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the expense ratios was 0.04%.

See notes to financial statements

Semiannual report | Investment Grade Bond Fund	27

CLASS B SHARES Period ended	11-30-09[1]	5-31-09	5-31-08	5-31-07	5-31-06	5-31-05[2]

Per share operating performance

Net asset value, beginning of period	$8.95	$9.53	$9.67	$9.52	$10.06	$9.92
Net investment income[3]	0.21	0.42	0.42	0.39	0.34	0.32
Net realized and unrealized gain (loss)
on investments	0.95	(0.58)	(0.14)	0.16	(0.50)	0.17
Total from investment operations	1.16	(0.16)	0.28	0.55	(0.16)	0.49
Less distributions
From net investment income	(0.22)	(0.42)	(0.42)	(0.40)	(0.38)	(0.35)
Net asset value, end of period	$9.89	$8.95	$9.53	$9.67	$9.52	$10.06
Total return (%)[4,5]	13.11[6]	(1.47)	2.95	5.84	(1.70)	5.01

Ratios and supplemental data

Net assets, end of period (in millions)	$8	$6	$7	$8	$13	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	1.94[7]	1.95[8]	1.74	1.81	1.79	1.79
Expenses net of fee waivers	1.94[7]	1.95[8]	1.74	1.72	1.75	1.78
Expenses net of fee waivers and credits	1.90[7]	1.95[8]	1.73	1.72	1.75	1.78
Net investment income	4.51[7]	4.79	4.33	4.01	3.47	3.12
Portfolio turnover (%)	38	109	99	105	160	222

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (as applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the expense ratios was 0.04%.

CLASS C SHARES Period ended	11-30-09[1]	5-31-09	5-31-08	5-31-07	5-31-06	5-31-05[2]

Per share operating performance

Net asset value, beginning of period	$8.95	$9.53	$9.67	$9.52	$10.06	$9.92
Net investment income[3]	0.21	0.43	0.42	0.39	0.35	0.32
Net realized and unrealized gain (loss)
on investments	0.95	(0.59)	(0.14)	0.16	(0.51)	0.17
Total from investment operations	1.16	(0.16)	0.28	0.55	(0.16)	0.49
Less distributions
From net investment income	(0.22)	(0.42)	(0.42)	(0.40)	(0.38)	(0.35)
Net asset value, end of period	$9.89	$8.95	$9.53	$9.67	$9.52	$10.06
Total return (%)[4,5]	13.12[6]	(1.47)	2.95	5.84	(1.70)	5.00

Ratios and supplemental data

Net assets, end of period (in millions)	$18	$12	$8	$6	$7	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.92[7]	1.95[8]	1.73	1.81	1.79	1.79
Expenses net of fee waivers	1.92[7]	1.95[8]	1.73	1.72	1.75	1.78
Expenses net of fee waivers and credits	1.89[7]	1.95[8]	1.73	1.72	1.75	1.78
Net investment income	4.51[7]	4.87	4.34	4.01	3.50	3.12
Portfolio turnover (%)	38	109	99	105	160	222

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (as applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the expense ratios was 0.04%.

See notes to financial statements

28	Investment Grade Bond Fund | Semiannual report

CLASS I SHARES Period ended	11-30-09[1]	5-31-09	5-31-08	5-31-07	5-31-06	5-31-05[2]

Per share operating performance

Net asset value, beginning of period	$8.95	$9.53	$9.67	$9.52	$10.06	$9.92
Net investment income[3]	0.27	0.52	0.53	0.50	0.47	0.44
Net realized and unrealized gain (loss)
on investments	0.94	(0.58)	(0.14)	0.16	(0.51)	0.17
Total from investment operations	1.21	(0.06)	0.39	0.66	(0.04)	0.61
Less distributions
From net investment income	(0.28)	(0.52)	(0.53)	(0.51)	(0.50)	(0.47)
Net asset value, end of year	$9.88	$8.95	$9.53	$9.67	$9.52	$10.06
Total return (%)[4]	13.63[5]	(0.45)	4.08	7.00	(0.51)	6.23

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81[7]	1.12[8]	0.63	0.62	0.62	0.49
Expenses net of fee waivers	0.81[7]	1.12[8]	0.63	0.62	0.62	0.49
Expenses net of fee waivers and credits	0.77[7]	1.12[8]	0.63	0.62	0.62	0.49
Net investment income	5.65[7]	6.09	5.45	5.10	4.85	4.40
Portfolio turnover (%)	38	109	99	105	160	222

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (as applicable).

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the expense ratios was 0.04%.

See notes to financial statements

Semiannual report | Investment Grade Bond Fund	29

Notes to financial statements
(unaudited)

Note 1
Organization

John Hancock Investment Grade Bond Fund (the Fund) is a diversified series of John Hancock Bond Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charges to various institutional and certain individual investors. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 25, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evauated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt investments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, a subsidiary of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market investments as part of the securities lending program.

Other assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the

30	Investment Grade Bond Fund | Semiannual report

Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed-income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | Investment Grade Bond Fund	31

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2009, by major security category or security type:

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	11/30/09	QUOTED PRICE	INPUTS	INPUTS

Corporate Bonds	$63,929,103	—	$63,929,103	—
Convertible Bonds	769,219	—	769,219	—
U.S. Government & Agency	47,254,776	—	47,254,776	—
Obligations
Municipal Bonds	233,613	—	233,613	—
Collateralized Mortgage	17,170,806	—	14,490,257	$2,680,549
Obligations
Asset-Backed Securities	3,382,090	—	3,382,090	—
Preferred Stocks	692,087	$288,843	403,244	—
Short-Term Investments	1,200,000	—	1,200,000	—

Total Investments in
Securities	$134,631,694	$288,843	$131,662,302	$2,680,549
Other Financial
Instruments	(14,673)	(14,673)	—	—
Total Assets	$134,617,021	$274,170	$131,662,302	$2,680,549

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

COLLATERALIZED
MORTGAGE
OBLIGATIONS

Balance as of 5/31/09	$1,819,746
Realized gain (loss)	7,283
Change in unrealized appreciation (depreciation)	1,489,064
Net purchases (sales)	(428,743)
Net transfers in and/out of Level 3	(206,801)
Balance as of 11/30/09	$2,680,549

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

32	Investment Grade Bond Fund | Semiannual report

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with the Fund’s custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. For the six months ended November 30, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Stripped securities

Stripped mortgage-backed securities are financial instruments that derive their value from other instruments so that one class receives most, if not all, of the principal from the underlying mortgage assets (principal only (PO)), while the other class receives most, if not all, of the interest cash flows (interest only (IO)). Both the PO and IO investments represent an interest in the cash flows of an underlying stripped mortgaged backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an interest only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue

Semiannual report | Investment Grade Bond Fund	33

Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a $5,400,741 capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforward expires as follows: May 31, 2013 — $1,598,221, May 31, 2014 — $1,220,926 and May 31, 2015 — $2,581,594.

As of May 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually. During the year ended May 31, 2009, the tax character of distributions paid was ordinary income of $6,085,494. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Financial instruments

Futures

The Fund may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. The Fund may use futures contracts to manage against a decline in the value of securities owned by the Fund due to anticipated interest rate, currency or market changes. In addition, the Fund will use futures contracts for duration management or to gain exposure to a securities market.

An index futures contract (index future) is a contract to buy a certain number of units of the relevant index at a fixed price and specific future date. The Fund may invest in index futures as a means of gaining exposure to securities without investing in them directly, thereby allowing the Fund to invest in the underlying securities over time. Investing in index futures also permits the Fund to maintain exposure to common stocks without incurring the brokerage costs associated with investment in individual common stocks.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

34	Investment Grade Bond Fund | Semiannual report

Notional values have ranged from $0 to $4.2 million, and futures were used to manage the duration of the Portfolio. The following summarizes the futures held by the Fund at November 30, 2009:

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	(DEPRECIATION)

U.S. 30-Year Treasury
Bond Future	6	Long	Mar 2010	$736,313	$10,949
U.S. 5-Year Treasury
Note Future	16	Short	Mar 2010	1,876,250	(10,547)
U.S. 10-Year Treasury
Note Future	13	Short	Mar 2010	1,559,187	(15,075)

				$4,171,750	($14,673)

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at November 30, 2009 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES FAIR	DERIVATIVES
	LIABILITIES LOCATION	LOCATION	VALUE	FAIR VALUE

Interest rate contracts	Payable for futures	Futures	$10,949†	($25,622)†
variation margin; Net
unrealized apprecia-
tion (depreciation) on
investments and future
contracts
Total			$10,949	($25,622)

† Reflects cumulative appreciation/depreciation on Futures as disclosed in Note 3. Only the year-end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Effect of derivative instruments on Statement of Operations

The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six-month period ended November 30, 2009:

FUTURES CONTRACTS

Statement of Operations location —
Net realized gain (loss) on
Interest rate contracts	$57,839

The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six-month period ended November 30, 2009:

FUTURES CONTRACTS

Statement of Operations location —
Change in unrealized appreciation
(depreciation) of

Interest rate contracts	($77,498)

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service

Semiannual report | Investment Grade Bond Fund	35

providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions
with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.40% of the first $1,500,000,000 of the Fund’s average daily net asset value and (b) 0.385% of the Fund’s daily net asset value in excess of $1,500,000,000. Prior to July 1, 2009, the Fund paid a monthly management fee. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of Manulife and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees. The investment management fees incurred for the six-month period ended November 30, 2009, were equivalent to an annual effective rate of 0.40% of the Fund’s average daily net assets.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred. The accounting and legal services fees incurred for the six-month period ended November 30, 2009, were equivalent to an annual effective rate of 0.02% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes daily payments to the Distributor at an annual rate not to exceed 0.25% of average daily net asset value of Class A shares and monthly payments to the Distributor at an annual rate not to exceed 1.00% of average daily net asset value of Class B and Class C shares. Prior to July 1, 2009, Class A, Class B and Class C shares paid monthly. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s Rule 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the six-month period ended November 30, 2009, the Distributor received net up-front sales charges of $108,211 with regard to sales of Class A shares. Of this amount, $12,861 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $88,052 was paid as sales commissions to unrelated broker-dealers and $7,298 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. Signator Investors is an affiliate of the Adviser.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the six-month period ended November 30, 2009, CDSCs received by the Distributor amounted to $7,027 and $800 for Class B and Class C shares, respectively.

36	Investment Grade Bond Fund | Semiannual report

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.015% for all classes based on each class’s average daily net assets.

• All classes of the Fund pay a monthly fee based on an annual rate of $17.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Certain investor accounts that maintain small balances are charged an annual small accounts fee. Amounts related to these fees are credited to the Fund and netted against transfer agent expenses. For the six-month period ended November 30, 2009, these fees totaled $23,721.

Class level expenses for the six-month period ended November 30, 2009 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$131,192	$157,154
Class B	35,153	10,411
Class C	73,676	20,948
Class I	—	1,366
Total	$240,021	$189,879

Note 6
Trustees’ fees

The compensation of independent Trustees is borne by the Fund. The independent Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 7
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the six-month period ended November 30, 2009 and the year ended May 31, 2009, along with the corresponding dollar value.

	Period ended 11-30-09[1]		Year ended 5-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,167,908	$10,968,153	2,399,215	$21,295,168
Distributions reinvested	250,964	2,396,755	521,314	4,611,418
Repurchased	(1,356,191)	(12,791,358)	(2,606,625)	(23,068,477)
Net increase	62,681	$573,550	313,904	$2,838,109

Class B shares

Sold	174,858	$1,640,596	296,969	$2,595,214
Distributions reinvested	10,963	104,811	24,927	220,575
Repurchased	(132,686)	(1,248,150)	(344,077)	(3,073,323)
Net increase (decrease)	53,135	$497,257	(22,181)	($257,534)

Semiannual report | Investment Grade Bond Fund	37

	Period ended 11-30-09[1]		Year ended 5-31-09
	Shares	Amount	Shares	Amount
Class C shares

Sold	587,567	$5,574,969	873,442	$7,635,446
Distributions reinvested	20,997	201,289	33,915	298,914
Repurchased	(180,725)	(1,700,214)	(356,300)	(3,121,761)
Net increase	427,839	$4,076,044	551,057	$4,812,599

Class I shares

Sold	18,599	$173,839	180,865	$1,557,572
Distributions reinvested	4,560	43,554	3,345	29,234
Repurchased	(28,299)	(267,706)	(19,065)	(165,959)
Net increase (decrease)	(5,140)	($50,313)	165,145	$1,420,847

Net increase	538,515	$5,096,538	1,007,925	$8,814,021

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

Note 8
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the six-month period ended November 30, 2009, aggregated $28,872,657 and $21,675.335, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $30,539,120 and $26,247,995, respectively, during the six-month period ended November 30, 2009.

38	Investment Grade Bond Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory Agreement

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvisory agreements. At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Investment Grade Bond Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund. The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2008. The Board also considered these results in comparison to the performance of a category of relevant funds (the Category), a peer group of comparable funds (the Peer Group) and a benchmark index. The funds within each Category and Peer Group were selected by Morningstar Inc.

Semiannual report | Investment Grade Bond Fund	39

(Morningstar), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board noted that the Fund’s performance for all periods under review was lower than the performance of the Category and Peer Group medians. The Board also noted that the Fund’s performance for all periods under review was lower than the performance of its benchmark index, the Barclays Capital U.S. Aggregate Bond Index. The Adviser discussed with the Board factors that contributed to the Fund’s underperformance and discussed its outlook and recommendations with regard to the Fund’s performance.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was lower than the Category median and inline with the Peer Group median.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Net Expense Ratio was inline with the Peer Group median and higher than the Category median. The Board noted that the Fund’s Gross Expense Ratio was inline with the Peer Group and Category medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the

40	Investment Grade Bond Fund | Semiannual report

Adviser’s and Subadviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | Investment Grade Bond Fund	41

More information

Trustees
Patti McGill Peterson, Chairperson
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

  *Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
  †Non-Independent Trustee
  ‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC

Subadviser
MFC Global Investment
  Management (U.S.), LLC

Principal distributor
John Hancock Funds, LLC

Custodian
State Street Bank and Trust Company

Transfer agent
John Hancock Signature Services, Inc.

Legal counsel
K&L Gates LLP

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

42	Investment Grade Bond Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.	550SA 11/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/10

MUTUAL FUNDS

John Hancock

Government Income Fund

Semiannual Report

11.30.09

A look at performance

For the period ended November 30, 2009

	Average annual returns (%)			Cumulative total returns (%)				SEC 30- day yield (%) as of 11-30-09 (subsi- dized)	SEC 30- day yield (%) as of 11-30-09 (unsubsi- dized)[1]
	with maximum sales charge (POP)			with maximum sales charge (POP)

				Six
Class	1-year	5-year	10-year	months	1-year	5-year	10-year

A	4.30	3.98	5.08	0.42	4.30	21.57	64.16	3.31	3.27

B	3.35	3.81	4.94	–0.16	3.35	20.57	61.91	2.74	2.69

C	7.37	4.16	4.78	3.85	7.37	22.58	59.48	2.75	2.70

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The Adviser has contractually agreed to limit the maximum annual rate of its management fee to 0.55% of the Fund’s average daily net assets until at least September 30, 2010. The net expenses are as follows: Class A — 1.13%, Class B — 1.88% and Class C — 1.88%. Had the fee waivers/expense limits not been in place, the gross expenses would be as follows: Class A — 1.18%, Class B — 1.93% and Class C — 1.93%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.

6	Government Income Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Government Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital U.S. Government Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	11-30-99	$16,191	$16,191	$18,494

C2	11-30-99	15,948	15,948	18,494

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of November 30, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital U.S. Government Bond Index is an unmanaged index of U.S. Treasury and government agency bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

Semiannual report | Government Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2009 with the same investment held until November 30, 2009.

	Account value	Ending value	Expenses paid during
	on 6-1-09	on 11-30-09	period ended 11-30-09[1]

Class A	$1,000.00	$1,051.20	$5.66

Class B	1,000.00	1,048.40	9.50

Class C	1,000.00	1,048.50	9.50

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Government Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2009, with the same investment held until November 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-09	on 11-30-09	period ended 11-30-09[1]

Class A	$1,000.00	$1,019.60	$5.57

Class B	1,000.00	1,015.80	9.35

Class C	1,000.00	1,015.80	9.35

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.10%, 1.85% and 1.85% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Government Income Fund	9

Portfolio summary

Portfolio Composition[1]

U.S. Government Agencies		71%

U.S. Government		19%

Collateralized Mortgage Obligations		4%

Asset-Backed Securities		3%

Short-Term Investments & Other		3%

Quality Distribution[1]

AAA	96%

AA and A	1%

BBB, BB and B	1%

CCC	2%

1 As a percentage of net assets on November 30, 2009.

10	Government Income Fund | Semiannual report

Fund’s investments

As of 11-30-09 (unaudited)

		Maturity
	Rate	date	Par value	Value

U.S. Government & Agency Obligations 89.60%				$343,049,083
(Cost $331,830,991)

U.S. Government 18.89%

U.S. Treasury,
Bond	8.750%	08-15-20	$6,065,000	8,981,889
Bond	4.500	08-15-39	5,415,000	5,689,134
Bond	3.500	02-15-39	8,000,000	7,051,248
Inflation Indexed Note TIPS (D)	3.875	04-15-29	1,543,609	2,068,918
Note	4.000	02-15-14	5,000,000	5,480,860
Note	3.125	05-15-19	6,060,000	6,030,173
Note	2.625	06-30-14	15,290,000	15,833,514
Note	2.625	07-31-14	12,900,000	13,343,438
Note	1.750	03-31-14	7,835,000	7,847,238

U.S. Government Agency 70.71%

Federal Agricultural Mortgage Corp.,
Gtd. Note Trust 2006-2 (S)	5.500	07-15-11	3,005,000	3,203,468

Federal Farm Credit Bank,
Bond	2.625	04-17-14	8,620,000	8,821,311

Federal Home Loan Bank,
Bond	5.375	05-18-16	8,380,000	9,549,437
Bond	5.000	11-17-17	11,000,000	12,224,287

Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	5.500	10-01-19	583,731	631,501
15 Yr Pass Thru Ctf	4.500	07-01-24	5,602,133	5,876,112
30 Yr Pass Thru Ctf	4.500	04-01-39	22,475,220	23,116,993
30 Yr Pass Thru Ctf	4.500	10-15-46	8,735,454	9,031,669
30 Yr Pass Thru Ctf	4.000	06-15-39	9,913,865	10,219,282
Note	2.000	11-05-12	4,000,000	4,035,338

Federal National Mortgage Association,
15 Yr Pass Thru Ctf	9.000	02-01-10	421	424
15 Yr Pass Thru Ctf	5.000	02-13-17	3,000,000	3,366,975
15 Yr Pass Thru Ctf	4.000	06-01-24	23,502,172	24,179,695
15 Yr Pass Thru Ctf	4.000	07-01-24	7,922,678	8,151,073
30 Yr Pass Thru Ctf	6.500	12-25-23	5,032,000	5,634,101
30 Yr Pass Thru Ctf	5.500	06-01-37	7,739,315	8,271,696
30 Yr Pass Thru Ctf (P)	5.396	11-01-38	8,525,796	9,049,941
30 Yr Pass Thru Ctf	5.000	05-01-23	16,152,848	17,192,056
30 Yr Pass Thru Ctf	5.000	06-01-23	10,782,870	11,486,704
30 Yr Pass Thru Ctf	5.000	11-01-33	10,538,182	11,100,081
30 Yr Pass Thru Ctf	5.000	02-01-38	30,390,806	31,925,779
30 Yr Pass Thru Ctf (P)	4.998	04-01-48	1,404,449	1,487,978
30 Yr Pass Thru Ctf (P)	4.893	12-01-38	6,708,614	7,082,857
30 Yr Pass Thru Ctf (P)	4.255	05-01-34	8,312,638	8,725,955
30 Yr Pass Thru Ctf	4.000	01-01-24	13,515,732	13,905,364
Bond (P)	3.752	07-01-39	8,507,956	8,822,831

See notes to financial statements

Semiannual report | Government Income Fund	11

		Maturity
	Rate	date	Par value	Value
U.S. Government Agency (continued)

Government National Mortgage Association,
15 Yr Pass Thru Ctf	7.500%	04-15-13	$89,801	$90,319
30 Yr Pass Thru Ctf	4.500	03-15-39	3,902,424	4,021,631
30 Yr Pass Thru Ctf	4.500	06-20-39	9,138,161	9,517,813

Corporate Bonds 0.54%				$2,055,925

(Cost $1,998,277)

Diversified Financial Services 0.54%

Private Export Funding Corp,
Note	3.050%	10-15-14	$2,000,000	2,055,925

Municipal Bonds 0.17%				$665,290

(Cost $661,837)

California 0.17%

State of California,
General Obligation	6.200%	10-01-19	$655,000	665,290

Collateralized Mortgage Obligations 3.78%				$14,471,429

(Cost $15,678,844)

Collateralized Mortgage Obligations 3.78%

American Home Mortgage Assets,
Series 2007-5, Class XP IO	3.241%	06-25-47	$12,937,303	735,809

American Home Mortgage Investment Trust,
Series 2007-1, Class GIOP IO	0.647	05-25-47	10,497,563	649,537

American Tower Trust,
Series 2007-1A, Class C (S)	5.615	04-15-37	1,365,000	1,385,475

Banc of America Funding Corp.,
Series 2007-E, Class 4A1 (P)	5.736	07-20-47	702,591	452,559

Bear Stearns Mortgage Funding Trust,
Series 2006-AR1, Class 2A1 (P)	0.456	08-25-36	731,904	360,499

Countrywide Alternative Loan Trust,
Series 2007-25, Class 1A2	6.500	11-25-37	2,223,391	1,401,084
Series 2005-59, Class 2X IO	2.826	11-20-35	9,790,305	291,262

Downey Savings & Loan Association Mortgage
Loan Trust,
Series 2005-AR1, Class X2 IO	2.362	03-19-45	11,441,597	464,815

First Horizon Alternative Mortgage Securities,
Series 2006-RE1, Class A1	5.500	05-25-35	1,619,941	1,236,724

Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class A3 (P)	0.516	06-25-45	213,281	53,030
Series 2005-AR4, Class 4A2 (P)	0.596	10-25-45	959,197	325,200
Series 2006-AR1, Class A2A (P)	0.606	02-25-36	1,534,651	421,191

Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4	5.444	03-10-39	2,094,000	1,786,944

Harborview Mortgage Loan Trust,
Series 2005-11, Class X IO	2.796	08-19-45	7,243,350	298,788
Series 2005-16, Class 2A1B (P)	0.567	01-19-36	567,712	150,022
Series 2006-SB1, Class A1A (P)	1.482	12-19-36	1,157,944	417,664

IndyMac Index Mortgage Loan Trust,
Series 2005-AR18, Class 1X IO	2.699	10-25-36	19,520,217	597,319
Series 2005-AR18, Class 2X IO	2.427	10-25-36	19,868,099	619,885

See notes to financial statements

12	Government Income Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
Collateralized Mortgage Obligations (continued)

Residential Accredit Loans, Inc.,
Series 2007-QS10, Class A1	6.500%	09-25-37	$9,400	$5,641
Series 2007-QS11, Class A1	7.000	10-25-37	15,191	9,504

Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A1	6.500	07-25-36	1,353,672	825,951

Washington Mutual, Inc.,
Ser 2007-0A5, Class 2XPP IO	1.041	06-25-47	67,966,693	1,189,417
Series 2005-AR19, Class A1B3 (P)	0.586	12-25-45	412,892	154,571
Series 2006-AR4, Class 1A1B (P)	1.572	05-25-46	1,053,302	295,346
Series 2005-AR13, Class B1 (P)	0.836	10-25-45	1,552,058	171,125
Series 2005-AR6, Class B1 (P)	0.836	04-25-45	1,716,123	172,067

Asset Backed Securities 2.64%				$10,114,821

(Cost $11,613,647)

Asset Backed Securities 2.64%

Bank of America Auto Trust,
Series 2009-1A, Class A4 (S)	3.520%	06-15-16	$1,290,000	1,342,513

Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3 (P)	0.584	02-28-41	1,072,147	839,135

BMW Vehicle Lease Trust,
Series 2009-1, Class A4	3.660	08-15-13	2,000,000	2,070,162

Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A5 (P)	0.296	10-25-36	465,917	400,634

Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A2 (P)	0.416	06-25-36	1,949,064	1,565,745

Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2 (S)	5.261	04-25-37	1,600,000	1,372,770

Hertz Vehicle Financing LLC,
Series 2009-2A, Class A2 (S)	5.290	03-25-16	1,380,000	1,407,367

Lehman XS Trust,
Series 2005-5N, Class 3A2 (P)	0.596	11-25-35	1,210,770	404,894
Series 2005-7N, Class 1A1B (P)	0.536	12-25-35	765,071	195,710
Series 2006-2N, Class 1A2 (P)	0.576	02-25-46	2,552,955	515,891

Short-Term Investments 2.77%				$10,600,000

(Cost $10,600,000)

		Maturity
	Yield *	date	Par value	Value
U.S. Government Agency 2.77%				10,600,000

Federal Home Loan Bank,
Discount Note	0.020%	12-01-09	$10,600,000	10,600,000

Total investments (Cost $372,383,596)† 99.50%				$380,956,548

Other assets and liabilities, net 0.50%				$1,901,733

Total net assets 100.00%				$382,858,281

See notes to financial statements

Semiannual report | Government Income Fund	13

Notes to Schedule of Investments

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

IO Interest Only Security—Interest Only Tranche of Stripped Mortgage Pool.

(D) Principal amount of security is adjusted for inflation.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At November 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $373,205,734. Net unrealized appreciation aggregated $7,750,814, of which $14,619,084 related to appreciated investment securities and $6,868,270 related to depreciated investment securities.

See notes to financial statements

14	Government Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $372,383,596)	$380,956,548
Cash	27,340
Cash held at broker for futures contracts	90,450
Receivable for fund shares sold	42,399
Interest receivable	2,345,122
Other receivables and prepaid assets	28,801

Total assets	383,490,660

Liabilities

Payable for fund shares repurchased	111,253
Payable for futures variation margin (Note 3)	13,094
Distributions payable	247,098
Payable to affiliates
Accounting and legal services fees	4,324
Transfer agent fees	82,751
Distribution and service fees	27,259
Management fees	58,643
Other liabilities and accrued expenses	87,957

Total liabilities	632,379

Net assets

Capital paid-in	$400,721,242
Accumulated distributions in excess of net investment income	(192,468)
Accumulated net realized loss on investments and futures contracts	(26,201,836)
Net unrealized appreciation on investments and futures contracts	8,531,343

Net assets	$382,858,281

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($331,547,793 ÷ 34,945,158 shares)	$9.49
Class B ($17,391,310 ÷ 1,833,269 shares)[1]	$9.49
Class C ($33,919,178 ÷ 3,575,724 shares)[1]	$9.49

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$9.94

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Government Income Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 11-30-09 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$8,568,442

Total investment income	8,568,442

Expenses

Investment management fees (Note 5)	1,149,849
Distribution and service fees (Note 5)	682,357
Accounting and legal services fees (Note 5)	50,679
Transfer agent fees (Note 5)	370,651
Trustees’ fees (Note 6)	12,092
State registration fees	44,962
Printing and postage fees	60,728
Professional fees	42,771
Custodian fees	34,521
Other	2,274

Total expenses	2,450,884
Less expense reductions (Note 5)	(128,423)

Net expenses	2,322,461

Net investment income	6,245,981

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(928,045)
Futures contracts (Note 3)	434,477
(493,568)
Change in net unrealized appreciation (depreciation) of
Investments	13,358,635
Futures contracts (Note 3)	(181,636)
13,176,999
Net realized and unrealized gain	12,683,431

Increase in net assets from operations	$18,929,412

See notes to financial statements

16	Government Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months	Year
	ended	ended
	11-30-09[1]	5-31-09

Increase (decrease) in net assets

From operations
Net investment income	$6,245,981	$13,379,675
Net realized gain (loss)	(493,568)	11,460,029
Change in net unrealized appreciation (depreciation)	13,176,999	(5,618,586)

Increase in net assets resulting from operations	18,929,412	19,221,118

Distributions to shareholders
From net investment income
Class A	(5,917,430)	(12,859,424)
Class B	(265,564)	(624,301)
Class C	(494,748)	(699,168)

Total distributions	(6,677,742)	(14,182,893)

From Fund share transactions (Note 7)	(22,557,314)	39,021,871

Total increase (decrease)	(10,305,644)	44,060,096

Net assets

Beginning of year	393,163,925	349,103,829

End of year	$382,858,281	$393,163,925

Undistributed (accumulated distributions in excess of) net

investment income	($192,468)	$239,293

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

See notes to financial statements

Semiannual report | Government Income Fund	17

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-09[1]	5-31-09	5-31-08	5-31-07	5-31-06	5-31-05[2]

Per share operating performance

Net asset value, beginning of period	$9.19	$9.09	$8.87	$8.79	$9.26	$9.16
Net investment income[3]	0.16	0.33	0.41	0.41	0.36	0.33
Net realized and unrealized gain (loss)
on investments	0.31	0.13	0.23	0.09	(0.45)	0.15
Total from investment operations	0.47	0.46	0.64	0.50	(0.09)	0.48
Less distributions
From net investment income	(0.17)	(0.36)	(0.42)	(0.42)	(0.38)	(0.38)
Net asset value, end of period	$9.49	$9.19	$9.09	$8.87	$8.79	$9.26
Total return (%)[4,5]	5.12[6]	5.15	7.30	5.76	(0.99)	5.31

Ratios and supplemental data

Net assets, end of period (in millions)	$332	$337	$322	$320	$349	$415
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15[7]	1.21[8]	1.10	1.10	1.12	1.12
Expenses net of fee waivers	1.10[7]	1.16[8]	1.04	1.05	1.08	1.07
Expenses net of fee waivers and credits	1.10[7]	1.16[8]	1.04	1.05	1.08	1.07
Net investment income	3.35[7]	3.70	4.53	4.64	4.00	3.57
Portfolio turnover (%)	60	157[9]	154	168	209	316

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

9 The portfolio turnover rate including the effect of forward commitment trades is 207% for the year ended May 31, 2009. Prior years exclude the effect of forward commitment trades.

See notes to financial statements

18	Government Income Fund | Semiannual report

CLASS B SHARES Period ended	11-30-09[1]	5-31-09	5-31-08	5-31-07	5-31-06	5-31-05[2]

Per share operating performance

Net asset value, beginning of period	$9.18	$9.09	$8.87	$8.79	$9.26	$9.16
Net investment income[3]	0.12	0.26	0.34	0.34	0.29	0.26
Net realized and unrealized gain (loss)
on investments	0.32	0.12	0.23	0.09	(0.44)	0.15
Total from investment operations	0.44	0.38	0.57	0.43	(0.15)	0.41
Less distributions
From net investment income	(0.13)	(0.29)	(0.35)	(0.35)	(0.32)	(0.31)
Net asset value, end of period	$9.49	$9.18	$9.09	$8.87	$8.79	$9.26
Total return (%)[4,5]	4.84[6]	4.25	6.51	4.98	(1.73)	4.53

Ratios and supplemental data

Net assets, end of period (in millions)	$17	$21	$17	$19	$28	$44
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90[7]	1.97[8]	1.86	1.85	1.87	1.87
Expenses net of fee waivers	1.85[7]	1.92[8]	1.80	1.80	1.83	1.82
Expenses net of fee waivers and credits	1.85[7]	1.92[8]	1.79	1.80	1.83	1.82
Net investment income	2.60[7]	2.90	3.79	3.88	3.23	2.82
Portfolio turnover (%)	60	157[9]	154	168	209	316

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

9 The portfolio turnover rate including the effect of forward commitment trades is 207% for the year ended May 31, 2009. Prior years exclude the effect of forward commitment trades.

CLASS C SHARES Period ended	11-30-09[1]	5-31-09	5-31-08	5-31-07	5-31-06	5-31-05[2]

Per share operating performance

Net asset value, beginning of period	$9.18	$9.09	$8.86	$8.79	$9.26	$9.16
Net investment income[3]	0.12	0.25	0.34	0.34	0.29	0.26
Net realized and unrealized gain (loss)
on investments	0.32	0.13	0.24	0.08	(0.44)	0.15
Total from investment operations	0.44	0.38	0.58	0.42	(0.15)	0.41
Less distributions
From net investment income	(0.13)	(0.29)	(0.35)	(0.35)	(0.32)	(0.31)
Net asset value, end of period	$9.49	$9.18	$9.09	$8.86	$8.79	$9.26
Total return (%)[4,5]	4.85[6]	4.25	6.51	4.98	(1.73)	4.53

Ratios and supplemental data

Net assets, end of period (in millions)	$34	$36	$10	$5	$5	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90[7]	2.00[8]	1.85	1.85	1.87	1.87
Expenses net of fee waivers	1.85[7]	1.93[8]	1.79	1.80	1.83	1.82
Expenses net of fee waivers and credits	1.85[7]	1.93[8]	1.79	1.80	1.83	1.82
Net investment income	2.60[7]	2.79	3.75	3.91	3.24	2.83
Portfolio turnover (%)	60	157[9]	154	168	209	316

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

9 The portfolio turnover rate including the effect of forward commitment trades is 207% for the year ended May 31, 2009. Prior years exclude the effect of forward commitment trades.

See notes to financial statements

Semiannual report | Government Income Fund	19

Notes to financial statements
(unaudited)

Note 1
Organization

John Hancock Government Income Fund (the Fund) is a diversified series of John Hancock Bond Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 25, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, where there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt investments are valued at amortized cost.

Other assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined

20	Government Income Fund | Semiannual report

and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 – Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 – Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2009, by major security category or security type:

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	11/30/09	QUOTED PRICE	INPUTS	INPUTS

Asset Backed Securities	$10,114,821	—	$10,114,821	—
Collateralized Mortgage	14,471,429	—	9,624,597	$4,846,832
Obligations
Corporate Bonds	2,055,925	—	2,055,925	—
Municipal Bonds	665,290	—	665,290	—
U.S. Government & Agency	343,049,083	—	343,049,083	—
Obligations
Short-Term Investments	10,600,000	—	10,600,000	—

Total investments in	$380,956,548	—	$376,109,716	$4,846,832
securities
Other Financial	(41,609)	($41,609)	—	—
Instruments
Totals	$380,914,939	($41,609)	$376,109,716	$4,846,832

Semiannual report | Government Income Fund	21

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	COLLATERALIZED	U.S. GOVERNMENT
	MORTGAGE	& AGENCY
	OBLIGATIONS	OBLIGATIONS	TOTAL

Balance as of 5-31-09	$2,916,190	$9,234,844	$12,151,034

Accrued discounts/premiums	—	—	—

Realized gain (loss)	—	—	—
Change in unrealized appreciation
(depreciation)	2,326,346	—	2,326,346

Net purchases (sales)	120,750	(9,234,844)	(9,114,094)

Net transfers in and/or out of Level 3	(516,454)	—	(516,454)
Balance as of 11-30-09	$4,846,832	—	$4,846,832

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts/ premiums are accreted/amortized for financial reporting purposes. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with the Fund’s custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. For the six months ended November 30, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily

22	Government Income Fund | Semiannual report

at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

When-issued/delayed delivery securities

The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security. The Fund may receive compensation for interest forgone in the purchase of delayed-delivery securities. The market values of the securities purchased on a forward-delivery basis are identified in the Portfolio of Investments.

In a “To Be Announced” (TBA) transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later.

Stripped securities

Stripped mortgage-backed securities are financial instruments that derive their value from other instruments so that one class receives most, if not all, of the principal from the underlying mortgage assets (principal only (PO)), while the other class receives most, if not all, the interest cash flows (interest only (IO)). Both the PO and IO investments represent an interest in the cash flows of an underlying stripped mortgaged backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an interest only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a $24,799,003 capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforward expires as follows: May 31, 2012 — $4,248,579, May 31, 2013 — $4,467,829, May 31, 2014 — $9,620,557, and May 31, 2015 — $6,462,038.

As of May 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually. During the year ended May 31, 2009, the tax character of distributions paid was ordinary income of $14,182,893. Distributions paid by the Fund with respect to each class of shares

Semiannual report | Government Income Fund	23

are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Financial instruments

Futures

The Fund may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. The Fund may use futures contracts to manage against a decline in the value of securities owned by the Fund due to anticipated interest rate, currency or market changes. In addition, the Fund will use futures contracts for duration management or to gain exposure to a securities market.

An index futures contract (index future) is a contract to buy a certain number of units of the relevant index at a fixed price and specific future date. The Fund may invest in index futures as a means of gaining exposure to securities without investing in them directly, thereby allowing the Fund to invest in the underlying securities over time. Investing in index futures also permits the Fund to maintain exposure to common stocks without incurring the brokerage costs associated with investment in individual common stocks.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended November 30, 2009, the Fund held futures contracts with notional values that have ranged from $2,000,000 to $10,000,000, and were used to manage the duration of the portfolio. The following summarizes the futures held by the Fund at November 30, 2009:

					UNREALIZED
	NUMBER OF		EXPIRATION		APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	NOTIONAL VALUE	(DEPRECIATION)

U.S. 30-Year Treasury
Bond Future	6	Long	Mar 2010	$2,454,375	$36,912
U.S. 5-Year Treasury
Note Future	16	Short	Mar 2010	(4,437,688)	(42,904)
U.S. 10-Year Treasury
Note Future	13	Short	Mar 2010	(6,332,344)	(35,617)
				($8,315,657)	($41,609)

24	Government Income Fund | Semiannual report

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at November 30, 2009 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS	INSTRUMENTS	DERIVATIVES	DERIVATIVES
	AND LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Payable for futures	Futures	$36,912*	($78,521)*
variation margin;
Net unrealized
appreciation on
investments and
futures contracts
Total			$36,912	($78,521)

*Reflects cumulative appreciation/depreciation on Futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Effect of derivative instruments on Statement of Operations

The table below summarizes the realized gain recognized in the net increase in net assets from operations, classified by derivative instrument and risk category for the six-month period ended November 30, 2009:

Statement of Operations location —
Net realized gain (loss) on	Futures contracts

Interest rate contracts	$434,477

The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net decrease in net assets from operations, classified by derivative instrument and risk category for the six-month period ended November 30, 2009:

Statement of Operations location —
Change in unrealized appreciation
(depreciation) of	Futures contracts

Interest rate contracts	($181,636)

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $300,000,000 of the Fund’s average daily net asset value, (b) 0.50% of the next $300,000,000, (c) 0.48% of the next $400,000,000, (d) 0.45% of the next $1,000,000,000 and (e) 0.43% of the Fund’s average daily net asset value in excess of $2,000,000,000. Prior to July 1, 2009, the Fund paid the management fee monthly. Prior to October 1, 2009, the Fund paid this fee equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $300,000,000 of the Fund’s average daily net asset value and (b) 0.50% of the Fund’s average daily net asset value in excess of $300,000,000. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and

Semiannual report | Government Income Fund	25

an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

The Adviser has contractually agreed to limit the management fee to a maximum annual rate of 0.55% of the Fund’s average daily net asset value, at least until September 30, 2010. Accordingly, the expense reductions related to management fee limitation amounted to $91,830 for the six-month period ended November 30, 2009. The investment management fees incurred for the six-month period ended November 30, 2009, were equivalent to an annual effective rate of 0.55% of the Fund’s average daily net assets.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred. The accounting and legal services fees incurred for the six-month period ended November 30, 2009, were equivalent to an annual effective rate of less than 0.03% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes daily payments for Class A and Class B shares and monthly payments for Class C shares to the Distributor at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the six-month period ended November 30, 2009, the Distributor received net up-front sales charges of $128,279 with regard to sales of Class A shares. Of this amount, $15,197 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $96,783 was paid as sales commissions to unrelated broker-dealers and $16,299 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. Signator Investors is an affiliate of the Adviser.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the six-month period ended November 30, 2009, CDSCs received by the Distributor amounted to $18,255 and $13,433 for Class B and Class C shares, respectively.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.015% for all classes based on each class’s average daily net assets.

• All classes of the Fund pay a monthly fee based on an annual rate of $17.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Signature Services has voluntarily agreed to waive certain transfer agent expenses. The amount of this waiver for the six-month period ended November 30, 2009 was $147.

26	Government Income Fund | Semiannual report

Certain investor accounts that maintain small balances are charged an annual small accounts fee. Amounts related to these fees are credited to the Fund and netted against transfer agent expenses. For the six-month period ended November 30, 2009, these fees totaled $36,446.

Class level expenses for the six-month period ended November 30, 2009, were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$413,771	$318,855
Class B	94,305	18,464
Class C	174,281	33,332
Total	$682,357	$370,651

Note 6
Trustees’ fees

The compensation of independent Trustees is borne by the Fund. The independent Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 7
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the six-month period ended November 30, 2009 and the year ended May 31, 2009, along with the corresponding dollar value.

	Six months ended 11-30-09		Year ended 5-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,153,394	$20,002,854	9,274,977	$83,683,440
Distributions reinvested	486,645	4,538,621	1,107,246	10,010,856
Repurchased	(4,339,877)	(40,198,594)	(9,192,055)	(83,327,934)

Net increase (decrease)	(1,699,838)	($15,657,119)	1,190,168	$10,366,362

Class B shares

Sold	233,494	$2,158,056	1,485,247	$13,429,283
Distributions reinvested	20,233	188,569	53,166	485,498
Repurchased	(668,552)	(6,185,077)	(1,201,012)	(10,934,919)

Net increase (decrease)	(414,825)	($3,838,452)	337,401	$2,979,862

Class C shares

Sold	1,089,443	$10,103,968	5,419,960	$48,903,703
Distributions reinvested	26,391	246,103	46,029	417,396
Repurchased	(1,448,624)	(13,411,814)	(2,607,534)	(23,645,452)

Net increase (decrease)	(332,790)	($3,061,743)	2,858,455	$25,675,647

Net increase (decrease)	(2,447,453)	($22,557,314)	4,386,024	$39,021,871

Note 8
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the six-month period ended November 30, 2009, aggregated $70,414,701 and $68,833,341, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $194,708,662 and $162,301,901, respectively, during the six-month period ended November 30, 2009.

Semiannual report | Government Income Fund	27

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory Agreement

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvisory agreements. At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Government Income Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund. The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2008. The Board also considered these results in comparison to the performance of a category of relevant funds (the Category), a peer group of comparable funds (the Peer Group) and a benchmark index. The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of

28	Government Income Fund | Semiannual report

investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board noted that the Fund’s performance for all periods under review was lower than its Category median and its benchmark index, the Barclays Capital U.S. Government Bond Index, and lower than its Peer Group median for the 5 and 10-year periods. The Board also noted that the Fund’s performance was equal to the performance of the Peer Group median for the 1- and 3-year periods.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was inline with the Category and Peer Group medians.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio and Net Expense Ratio were inline with the Peer Group median and higher than the Category median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and Subadvisers costs are not specific to individual Funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Semiannual report | Government Income Fund	29

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

August 30-September 1, 2009 Meeting

At a meeting held on August 30-September 1, 2009, the Board, including the Independent Trustees, considered and approved an amended Advisory Agreement Rate and Subadvisory Agreement Rate that included modified breakpoints. This consideration and approval followed a series of discussions with the Adviser and a review of an additional report prepared by the Adviser at the request of the Independent Trustees following the earlier Board meetings. The requested report compared the Fund’s breakpoints to its Peer Group at various hypothetical asset levels. The Independent Trustees noted that the report was prepared at their request to facilitate a more comprehensive review of the reasonableness of each fund’s breakpoints relative to its Peer Group and asset level. With the modified breakpoints, the Advisory Agreement Rates and Subadvisory Agreement Rates are the same as or lower than those under the previously approved Agreements at various asset levels. After review and consideration of the report, the Board, including a majority of the Independent Trustees, approved the amended Advisory Agreement Rate and Subadvisory Agreement Rate.

30	Government Income Fund | Semiannual report

More information

Trustees
Patti McGill Peterson, Chairperson
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

Investment adviser
John Hancock Advisers, LLC

Subadviser
MFC Global Investment
Management (U.S.), LLC

Principal distributor
John Hancock Funds, LLC

Custodian
State Street Bank and Trust Company

Transfer agent
John Hancock Signature Services, Inc.

Legal counsel
K&L Gates LLP

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

* Member of the Audit Committee
†† Member of the Audit Committee effective 9-1-09
† Non-Independent Trustee
‡ Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Government Income Fund	31

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Government Income Fund.	560SA 11/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/10

John Hancock
MUTUAL FUNDS

John Hancock
High Yield Fund

Semiannual Report
11.30.09

A look at performance

For the period ended November 30, 2009

	Average annual returns (%)			Cumulative total returns (%)
	with maximum sales charge (POP)			with maximum sales charge (POP)				SEC 30-
								day yield
				Six				(%) as of
Class	1-year	5-year	10-year	months	1-year	5-year	10-year	11-30-09

A	48.66	–0.29	3.29	32.97	48.66	–1.44	38.16	9.62

B	49.85	–0.34	3.16	33.97	49.85	–1.68	36.46	9.35

C	53.85	–0.10	2.99	37.97	53.85	–0.47	34.32	9.37

I1,2	56.38	0.98	4.13	39.68	56.38	5.01	49.90	10.46

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.08%, Class B — 1.83%, Class C — 1.83% and Class I — 0.80%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

2 June 30, 1993 is the inception date for the oldest class of shares, Class A shares. The inception date for Class I shares is August 27, 2007. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I shares.

6	High Yield Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock High Yield Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Merrill Lynch U.S. High Yield Master II Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	11-30-99	$13,646	$13,646	$18,338

C2	11-30-99	13,432	13,432	18,338

I3,4	11-30-99	14,990	14,990	18,338

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of November 30, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Merrill Lynch U.S. High Yield Master II Index is an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I share prospectus.

4 June 30, 1993 is the inception date for the oldest class of shares, Class A shares. The inception date for Class I shares is August 27, 2007. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I shares.

Semiannual report | High Yield Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2009 with the same investment held until November 30, 2009.

	Account value	Ending value	Expenses paid during
	on 6-1-09	on 11-30-09	period ended 11-30-09[1]

Class A	$1,000.00	$1,394.60	$6.48

Class B	1,000.00	1,389.70	11.02

Class C	1,000.00	1,389.70	10.96

Class I	1,000.00	1,396.80	4.15

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	High Yield Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2009, with the same investment held until November 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-09	on 11-30-09	period ended 11-30-09[1]

Class A	$1,000.00	$1,019.70	$5.47

Class B	1,000.00	1,015.80	9.30

Class C	1,000.00	1,015.90	9.25

Class I	1,000.00	1,021.60	3.50

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.08%, 1.84%, 1.83% and 0.69% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | High Yield Fund	9

Portfolio summary

Top 10 Issuers[1,2]

XM Satellite Radio, Inc.	7.1%
		Charter Communications
Delta Airlines, Inc.	7.0%	Holdings II LLC	3.5%

Allison Transmission, Inc.	5.2%	CII Carbon LLC	3.5%

UAL Corp.	4.9%	Sirius XM Radio, Inc.	3.2%

US Airways Group, Inc.	4.2%	American Pacific Corp.	2.8%

MTR Gaming Group, Inc.	3.7%

Sector Composition[3,4]

Consumer Discretionary	46%	Energy	2%

Industrials	28%	Collateralized Mortgage Obligations	2%

Materials	10%	Short-Term Investments & Other	9%

Financials	3%

Quality Distribution[3]

AAA	3%

A	1%

BB	3%

B	13%

CCC	39%

C	3%

Other	38%

* Denotes unrealized depreciation of swap contracts.

1 As a percentage of net assets on November 30, 2009. Excludes cash and cash equivalents.

2 Credit Default Swaps

The following table outlines, as of November 30, 2009, the Fund’s gross investment exposure to issuers for which the Fund holds credit default swaps. The gross investment exposure includes the market value of the issuer’s securities plus credit default swap-related exposure, as determined by existing credit default swap documentation. For more information on credit default swaps, refer to Note 3 of the Notes to Financial Statements.

	Investments		Gross
	held by	Credit Default	Investment
Issuer	the Fund	Swaps	Exposure
Delta Airlines	7.1%	0.3%	7.4%
AMR Corp.	1.1%	0.3%	1.4%
Texas Competitive Electric Holdings, Inc.	0.9%	0.4%	1.3%

3 As a percentage of net assets on November 30, 2009.

4 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	High Yield Fund | Semiannual report

Fund’s investments

As of 11-30-09 (unaudited)

		Maturity
	Rate	date	Par value	Value
Corporate Bonds 52.49%				$450,387,854

(Cost $722,396,654)

Consumer Discretionary 32.35%				277,574,204

Auto Components 8.46%

Allison Transmission, Inc.,
Gtd Sr Note (S)	11.250%	11-01-15	$27,549,400	28,240,251
Gtd Sr Note (S)	11.000	11-01-15	15,505,000	16,047,675

Exide Technologies,
Sr Sec Note Series B	10.500	03-15-13	18,956,000	18,861,220

Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11-15-14	9,653,000	9,459,940

Hotels, Restaurants & Leisure 9.61%

American Casino & Entertainment Properties LLC,
Sr Sec Note (S)	11.000	06-15-14	1,610,000	1,320,200

Fontainebleau Las Vegas Holdings LLC,
Note (H)(S)	10.250	06-15-15	22,920,000	229,200
Sr Note (H)	12.500	06-01-22	14,575,170	192,259

Greektown Holdings LLC,
Sr Note (H)(S)	10.750	12-01-13	18,763,000	3,916,776

Indianapolis Downs LLC & Capital Corp.,
Sr Sub Note PIK (S)	15.500	11-01-13	674,235	225,869

Isle of Capri Casinos, Inc.,
Gtd Sr Sub Note	7.000	03-01-14	8,220,000	7,151,400

Little Traverse Bay Bands of Odawa Indians,
Sr Note (H)(S)	10.250	02-15-14	9,635,000	2,408,750

Majestic Holdco LLC,
Gtd Sr Sec Note (H)(S)	12.500	10-15-11	10,000,000	12,500

Majestic Star Casino LLC,
Gtd Sr Note (H)	9.750	01-15-11	8,675,000	824,125
Gtd Sr Sec Note (H)	9.500	10-15-10	26,967,000	17,595,968

Marquee Holdings, Inc.,
Sr Note Series B	12.000	08-15-14	2,795,000	2,291,900

Mashantucket Western Pequot Tribe,
Bond (S)	5.912	09-01-21	1,470,000	767,428
Bond Series A (S)	8.500	11-15-15	15,260,000	3,662,400

MGM Mirage, Inc.,
Sr Sec Note (S)	11.125	11-15-17	1,575,000	1,724,625

Mohegan Tribal Gaming Authority,
Sr Sec Note (S)	11.500	11-01-17	1,265,000	1,239,700

See notes to financial statements

Semiannual report | High Yield Fund	11

		Maturity
	Rate	date	Par value	Value
Hotels, Restaurants & Leisure (continued)

MTR Gaming Group, Inc.,
Gtd Sr Sec Note (S)	12.625%	07-15-14	$13,570,000	$12,586,175
Gtd Sr Sub Note Series B	9.000	06-01-12	24,560,000	18,911,200

Silver Slipper Casino,
Note	7.000	11-30-10	659,926	596,657
Note	9.000	11-30-10	4,785,823	4,710,828

Trump Entertainment Resorts, Inc.,
Gtd Sr Sec Note (H)	8.500	06-01-15	29,340,000	2,053,800

Internet & Catalog Retail 0.10%

Netflix, Inc.,
Sr Note (S)	8.500	11-15-17	835,000	855,875

Media 14.18%

Adelphia Communications Corp.,
Sr Note	10.250	11-01-49	2,990,000	104,650
Sr Note	9.875	03-01-49	5,985,000	209,475

Cablevision Systems Corp.,
Sr Note (S)	8.625	09-15-17	3,530,000	3,618,250

Canadian Satellite Radio Holdings, Inc.,
Gtd Sr Note	12.750	02-15-14	15,100,000	9,060,000
Note	0.180	09-14-14	837,775	549,909
Sr Note	8.000	02-14-16	952,926	321,035
Sub Debenture (CAD)(D)	8.000	09-10-14	6,400,000	2,971,385

Charter Communications Holdings I LLC,
Gtd Sr Note (H)	12.125	01-15-15	$7,460,000	111,900
Gtd Sr Note (H)	10.000	05-15-14	12,720,000	190,800
Gtd Sr Note (H)	9.920	04-01-14	7,271,000	109,065
Gtd Sr Sec Note (H)	11.000	10-01-15	6,966,000	1,401,907
Sr Note (H)	11.125	01-15-14	2,628,000	39,420
Sr Sec Note (H)	11.000	10-01-15	53,258,000	10,984,462

Charter Communications Holdings II LLC,
Gtd Sr Note (H)	10.250	09-15-10	2,500,000	3,112,500
Gtd Sr Note (H)	10.250	10-01-13	2,500,000	3,075,000
Gtd Sr Note (H)(S)	10.250	10-01-13	20,642,000	23,944,720

Charter Communications Holdings LLC,
Sr Disc Note (H)	9.920	04-01-11	2,490,000	12,450

Idearc, Inc.,
Gtd Sr Note (H)	8.000	11-15-16	68,145,000	4,088,700

Mobile Satellite Ventures LP,
Gtd Sr Sec Disc Note, Step Coupon (0.00% to
01-01-10 then 14.00%) (S)	Zero	04-01-13	3,600,000	2,808,000

R.H. Donnelley Corp.,
Sr Disc Note Series A–1 (H)	6.875	01-15-13	5,945,000	535,050
Sr Note (H)	6.875	01-15-13	1,175,000	105,750
Sr Note Series A–3 (H)	8.875	01-15-16	9,965,000	896,850
Sr Note Series A–4 (H)	8.875	10-15-17	2,130,000	191,700

Sirius XM Radio, Inc.,
Sr Note	9.625	08-01-13	17,730,000	17,109,450

Vertis, Inc.,
Gtd Sr Note PIK	13.500	04-01-14	3,197,461	623,505

XM Satellite Radio, Inc.,
Gtd Sr Note (S)	13.000	08-01-13	34,100,000	35,378,750

Young Broadcasting, Inc.,
Gtd Sr Sub Note (H)	10.000	03-01-11	13,280,000	132,800

See notes to financial statements

12	High Yield Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
Consumer Staples 0.77%				$6,644,992

Tobacco 0.77%

North Atlantic Holdings, Inc.,
Sr Disc Note	12.250%	03-01-14	$1,300,000	520,000

North Atlantic Trading Company,
Inc. Sr Note (S)	10.000	03-01-12	8,390,400	6,124,992

Energy 0.34%				2,879,177

Oil, Gas & Consumable Fuels 0.34%

Dominion Petroleum Acquisitions,
Sr Sec Conv Note Series B (H)	8.500	10-01-11	3,162,500	2,879,177

Financials 0.94%				8,044,560

Consumer Finance 0.23%

Ford Motor Credit Company LLC,
Sr Note	7.500	08-01-12	1,940,000	1,922,542

Insurance 0.06%

MBIA Insurance Company,
Sr Note (S)	14.000	01-15-33	1,325,000	516,750

Real Estate Investment Trusts (REIT’s) 0.25%

iStar Financial, Inc.,
Sr Note (S)	10.000	06-15-14	2,529,000	2,162,295

Real Estate Management & Development 0.40%

Realogy Corp.,
Gtd Sr Note PIK	11.000	04-15-14	2,578,056	1,959,323
Sr Sub Note	12.375	04-15-15	2,355,000	1,483,650

Industrials 6.10%				52,325,812

Aerospace & Defense 0.11%

Sequa Corp.,
Gtd Sr Note (S)	11.750	12-01-15	1,035,000	921,150

Airlines 3.37%

Alaska Airlines, Inc.,
Series A	9.500	04-12-10	1,033,035	950,392
Equip Trust Ctf Series D	9.500	04-12-12	2,677,705	2,396,546

American Airlines, Inc.,
Series 1988-A4	10.210	01-01-10	1,040,759	1,030,351
Equip Trust Series 1990-K	9.930	06-15-10	1,500,000	1,395,000
Series 1991-B2 (S)	10.320	07-30-14	4,540,875	3,473,770
Series 1992-A1	8.080	09-11-11	591,436	564,822
Series 1994-A5	10.190	05-26-16	4,211,000	3,216,151

GOL Finance,
Gtd Note (S)	8.750	04-29-49	14,970,000	12,200,550

KLM Royal Dutch Airlines NV,
Sr Sub Debenture (CHF)(D)	2.125	12-29-49	1,680,000	650,842

Northwest Airlines, Inc.,
Conv Sr Note (H)	7.625	11-15-23	$45,535,000	227,675
Gtd Conv Sr Note (H)	6.625	05-15-23	15,437,000	77,185
Gtd Note (H)	8.700	03-15-49	15,806,000	79,030
Gtd Sr Note (H)	10.000	02-01-49	7,250,000	36,250
Note (H)	7.875	12-31-49	1,915,000	9,575
Note (H)	1.000	01-16-17	15,890,000	10,011
Stub-Claim (H)	9.875	03-15-37	43,785,000	218,925
Stub-Claim (H)	8.875	06-01-49	28,886,000	144,430

See notes to financial statements

Semiannual report | High Yield Fund	13

		Maturity
	Rate	date	Par value	Value
Airlines (continued)

US Airways, Inc.,
Ser 1998-1 Class C	6.820%	01-30-14	$7,296,879	$2,262,032

US Airways Group Inc.,
Bond (H)	11.200	06-01-10	606,056	0

Auto Components 1.91%

Travelport LLC,
Gtd Sr Note	9.875	09-01-14	14,085,000	14,085,000
Gtd Sr Sub Note	11.875	09-01-16	2,270,000	2,270,000

Building Products 0.04%

USG Corp.,
Gtd Sr Note (S)	9.750	08-01-14	310,000	324,725

Commercial Services & Supplies 0.67%

MSX International, Inc.,
Gtd Sr Sec Note (S)	12.500	04-01-12	4,230,000	2,432,250

Muzak LLC,
Gtd Sr Sub Note (H)	9.875	03-15-10	7,346,000	2,571,100

Quebecor World Capital Corp.,
Gtd Sr Note (H)	6.125	11-15-13	9,970,000	348,950

Quebecor World, Inc.,
Note (H)	6.500	08-01-49	1,850,000	64,750
Sr Note (H)(S)	9.750	01-15-15	10,410,000	364,350

Information Technology 0.70%				6,001,470

Diversified Consumer Services 0.70%

FDR Management LLC,
Sr Note	16.000	05-31-12	8,503,075	6,001,470

Materials 9.11%				78,133,180

Chemicals 2.71%

American Pacific Corp.,
Gtd Sr Note	9.000	02-01-15	24,315,000	22,673,737

Applied Extrusion Technologies, Inc.,
Sr Note (L)(S)	12.000	03-15-12	536,364	517,166

Containers & Packaging 1.15%

Jefferson Smurfit Corp.,
Gtd Sr Note (H)	8.250	10-01-12	2,300,000	1,840,000

Smurfit-Stone Container Corp.,
Sr Note (H)	8.000	03-15-17	8,090,000	6,370,875

U.S. Corrugated, Inc.,
Sr Sec Note	10.000	06-12-13	1,900,000	1,653,000

Metals & Mining 3.92%

CII Carbon LLC,
Gtd Sr Sub Note (S)	11.125	11-15-15	30,420,000	30,077,775

Katanga Mining, Ltd.,
Sr Sub Note (CAD)(D)	14.000	11-20-13	2,171,060	1,789,674
Sub Note (CAD)(D)	14.000	11-20-13	2,171,060	1,789,674

LTV Corp.,
Gtd Sr Sub Note (H)	11.750	11-15-09	9,700,000	0

See notes to financial statements

14	High Yield Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
Paper & Forest Products 1.33%

Abitibi-Consolidated of Canada, Inc.,
Debenture (H)	8.850%	08-01-30	$3,000,000	$412,500
Debenture (H)	7.400	04-01-18	3,500,000	490,000
Gtd Sr Note (H)(S)	15.500	07-15-10	1,339,000	241,020
Gtd Sr Note (H)	8.375	04-01-15	9,995,000	1,324,337
Gtd Sr Note (H)	7.750	06-15-11	3,000,000	397,500
Gtd Sr Note (H)	6.000	06-20-13	4,880,000	646,600

APP Finance II Mauritius, Ltd.,
Gtd Bond (H)	12.000	12-29-49	7,500,000	750

NewPage Corp.,
Gtd Sr Sec Note (S)	11.375	12-31-14	1,185,000	1,167,225

PE Paper Escrow GmbH,
Sr Sec Note (S)	12.000	08-01-14	1,170,000	1,284,075

Pope & Talbot, Inc.,
Debenture (H)	8.375	06-01-13	1,561,000	6,634
Sr Note (H)	8.375	06-01-13	5,450,000	23,163

Sappi Papier Holding AG,
Sr Note (S)	7.500	06-15-32	7,655,000	4,784,375

Verso Paper Holdings LLC,
Sr Sec Note (S)	11.500	07-01-14	590,000	643,100

Telecommunication Services 1.30%				11,199,357

Diversified Telecommunication Services 0.62%

Intelsat Bermuda, Ltd.,
Gtd Note (S)	11.250	02-04-17	2,050,000	2,029,500

Intelsat Jackson Holdings, Ltd.,
Gtd Sr Note	11.500	06-15-16	3,125,000	3,304,687

Wireless Telecommunication Services 0.68%

Grupo Iusacell SA de CV,
Sr Sec Note (S)	10.000	12-31-13	3,021,232	1,087,644

Terrestar Networks, Inc.,
Note (S)	15.000	02-15-14	5,398,334	4,777,526

Utilities 0.88%				7,585,102

Electric Utilities 0.88%

Texas Competitive Electric Holdings Company LLC,
Gtd Sr Note PIK	10.500	11-01-16	1,115,664	691,712
Gtd Sr Note Series A	10.250	11-01-15	9,709,000	6,893,390

Independent Power Producers & Energy Traders 0.00%

Mirant Corp.,
Note (H)	7.625	05-01-16	10,500,000	0

See notes to financial statements

Semiannual report | High Yield Fund	15

		Maturity
	Rate	date	Par value	Value
Defaulted bonds beyond maturity date 0.09%				$734,850

(Cost $15,754,412)

Consumer Staples 0.00%				0

Personal Products 0.00%

Global Health Sciences, Inc.,
Gtd Sr Note (H)	11.000%	05-01-08	$3,175,000	0

Industrials 0.02%				162,350

Commercial Services & Supplies 0.01%

Quebecor World, Inc.,
Gtd Sr Note (H)	4.875	11-15-08	1,210,000	42,350

Professional Services 0.01%

PCA LLC,
Gtd Sr Note (H)	11.875	08-01-09	3,000,000	120,000

Materials 0.07%				$572,500

Paper & Forest Products 0.07%

Indah Kiat Finance Mauritius, Ltd.,
Gtd Sr Note (H)	10.000%	07-01-07	$6,000,000	120,000

Indah Kiat International Finance Company,
Gtd Sec Note Series C (H)	12.500	06-15-06	2,500,000	250,000

Tjiwi Kimia Finance Mauritius, Ltd.,
Gtd Sr Note (H)	10.000	08-01-04	1,500,000	45,000
Sr Note (H)	13.250	08-01-04	5,250,000	157,500

		Maturity
	Rate	date	Par value	Value
Convertible Bonds 11.18%				$95,945,013

(Cost $124,671,646)

Consumer Discretionary 2.96%				25,456,200

Media 2.96%

XM Satellite Radio, Inc.,
Sr Sub Note (S)	7.000%	12-01-14	$33,495,000	25,456,200

Industrials 8.17%				70,081,654

Airlines 8.17%

Continental Airlines, Inc.,
Conv Note	5.000	06-15-23	10,265,000	10,457,469

Pinnacle Airlines Corp.,
Sr Note	3.250	02-15-25	1,000,000	961,250

UAL Corp.,
Gtd Sr Sub Note	4.500	06-30-21	53,543,000	41,228,110

US Airways Group, Inc.,
Conv Sr Note	7.000	09-30-20	19,265,000	17,434,825

Materials 0.05%				407,159

Paper & Forest Products 0.05%

Timberwest Forest Corp.,
Sr Note (CAD)(D)	9.000	02-11-14	294,124	407,159

See notes to financial statements

16	High Yield Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
Municipal Bonds 0.18%				$1,554,980

(Cost $2,000,000)

Texas 0.18%				1,554,980
Dallas-Fort Worth Texas International,
Airport Facility Improvement Corp.	9.125%	05-01-29	$2,000,000	1,554,980

		Maturity
	Rate	date	Par value	Value
Term Loans 9.12%				$78,242,882

(Cost $70,527,479)

Consumer Discretionary 5.93%				50,847,315

Auto Components 2.67%

Lear Corp.,
Tranche	5.000%	04-25-12	$19,750,446	22,910,517

Hotels, Restaurants & Leisure 2.40%

East Valley Tourist Development Authority,
Tranche	12.000	08-06-12	2,939,165	2,028,024

Greektown Holdings LLC,
Tranche	9.750	12-31-09	1,698,532	1,698,532
Tranche	9.750	12-31-09	2,232,609	2,238,190
Tranche (H)	Zero	12-02-10	7,444,707	7,506,744
Tranche (H)	Zero	12-03-12	5,165,970	5,209,018
Tranche (H)	2.500	12-02-10	1,262,308	940,419
Tranche (H)	Zero	12-03-12	909,186	916,763

Media 0.86%

Idearc, Inc.,
Tranche (H)	4.250	11-17-14	2,897,281	1,389,661

R.H. Donnelley Corp.,
Tranche	6.750	06-30-11	3,954,357	3,531,735

The Star Tribune Company,
Tranche A	Zero	09-29-14	1,654,106	1,486,627
Tranche B	11.000	09-29-14	1,102,737	991,085

Financials 0.14%				1,230,253

Real Estate Management & Development 0.14%

Realogy Corp.,
Tranche	13.500	10-16-17	1,195,000	1,230,253

Industrials 2.90%				24,873,970

Airlines 2.90%

Delta Airlines, Inc.,
Tranche	3.534	04-30-14	12,786,490	10,370,751

US Airways Group, Inc.,
Tranche LLC	2.781	03-26-14	22,121,212	14,503,219

Materials 0.15%				1,291,344

Paper & Forest Products 0.15%

AbitibiBowater, Inc.,
Tranche (H)	11.500	06-30-10	1,040,696	905,406

Tembec, Inc.,
Tranche	7.234	02-01-11	617,500	385,938

See notes to financial statements

Semiannual report | High Yield Fund	17

		Maturity
	Rate	date	Par value	Value
Collateralized Mortgage Obligations 2.15%				$18,467,398

(Cost $34,125,500)
DB Master Finance LLC,
Series 2006-1, Class-M1 (S)	8.285%	06-20-31	$12,865,000	10,799,396

Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class G (S)	7.874	05-15-37	1,945,000	1,768,050

GS Mortgage Securities Corp.,
Series 2006 Class OS, NIM (I)	Zero	10-26-37	12,000	1,200

Harborview Mortgage Loan Trust,
Series 2007-3, Class ES IO	0.350	05-19-47	223,365,334	2,094,050
Series 2007-4, Class ES IO	0.350	07-19-47	233,455,247	2,188,643
Series 2007-6, Class ES IO (S)	0.342	08-19-37	172,379,588	1,616,059

Lehman XS Net Interest Margin Notes,
Series 2007-GPM8, Class A3 (I)(S)	9.000	01-28-47	1,171,094	0
Series 2007-GPM8, Class A4 (I)(S)	9.000	01-28-47	1,730,000	0

RALI Asset Holding Corp.,
Series 2006 Class Q04, NIM (I)	Zero	11-21-37	650	0

		Maturity
	Rate	date	Par value	Value
Asset-Backed Securities 1.16%				$9,913,800

(Cost $16,483,270)
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class M1 (S)	7.629%	04-25-37	$12,710,000	9,913,800

IndyMac Index NIM Corp.,
Series 2006-AR6-N3 (I)(S)	8.833	06-25-46	3,860,649	0

			Shares	Value
Common Stocks 12.65%				$108,590,124

(Cost $253,398,802)

Consumer Discretionary 3.78%				32,448,767

Automobiles 0.92%

Ford Motor Company (I)			889,770	7,910,055

Hotels, Restaurants & Leisure 0.00%

Fontainebleau Resorts LLC, Class A (I)			249,211	0

Media 2.86%

Canadian Satellite Radio Holdings, Inc. (I)			994,523	1,319,246

Canadian Satellite Radio Holdings, Inc., (Class A) (I)			602,071	798,654

Comcast Corp., Special Class A			521,272	7,198,766

Granite Broadcasting Corp. (I)			11,688	117

Medianews Group, Inc. (I)			29,750	298

Sirius XM Radio, Inc. (I)			16,526,120	10,411,456

The Star Tribune Co.			43,011	634,412

Time Warner Cable, Inc.			99,684	4,175,763

Vertis Holdings, Inc. (I)			150,235	0

See notes to financial statements

18	High Yield Fund | Semiannual report

	Shares	Value
Energy 1.21%		$10,351,047

Oil, Gas & Consumable Fuels 1.21%

Dominion Petroleum, Ltd., GDR (I)	56,630,246	5,942,549

Po Valley Energy, Ltd. (I)	3,100,000	4,408,498

Financials 0.03%		261,663

Diversified Financial Services 0.03%

Adelphia Recovery Trust (I)	8,722,093	261,663

Industrials 7.34%		63,011,255

Airlines 6.92%

Air France-KLM, ADR	174,118	2,759,770

Delta Air Lines, Inc. (I)	6,057,941	49,614,537

Global Aviation Holdings, Inc.	870	1,296,300

Pinnacle Airlines Corp. (I)	439,100	2,652,164

UAL Corp. (I)	150,000	1,164,000

US Airways Group, Inc. (I)	517,752	1,910,505

Commercial Services & Supplies 0.42%

FDR Management, LLC, (Class A) (I)	9,827	0

FDR Management, LLC, (Class B) (I)	213	0

Kaiser Group Holdings, Inc. (I)	81,949	2,212,623

World Color Press, Inc. (I)	151,498	1,401,356

Machinery 0.00%

Glasstech, Inc. (Class B) (I)	4,430	0

Glasstech, Inc. (Class C) (I)	10	0

Materials 0.29%		2,517,392

Chemicals 0.26%

American Pacific Corp. (I)	200,500	1,417,535

Applied Extrusion Technologies, Inc., (Class A) (I)	51,082	831,603

Paper & Forest Products 0.03%

APP China Group, Ltd. (I)	37,717	188,585

Tembec, Inc. (I)	88,508	79,669

	Shares	Value
Preferred Stocks 6.35%		$54,458,695

(Cost $64,063,242)

Consumer Discretionary 1.33%		11,396,550

Media 1.33%

Xanadoo, Series C, 6.500%	345,350	11,396,550

Financials 2.06%		17,651,657

Commercial Banks 0.65%

Wells Fargo & Company, 7.500%, Class A	6,208	5,537,536

Diversified Financial Services 0.96%

Bank of America Corp., Series L, 7.250%	9,701	8,270,102

Insurance 0.00%

SIG Capital Trust I, 9.500% (I)	5,000,000	5

See notes to financial statements

Semiannual report | High Yield Fund	19

			Shares	Value
Real Estate Investment Trusts 0.45%

iStar Financial, Inc., Series E, 7.875%			100,000	$737,000

iStar Financial, Inc., Series F, 7.800%			229,165	1,672,904

iStar Financial, Inc., Series G, 7.650%			199,182	1,434,110

Industrials 2.96%				25,410,488

Airlines 2.73%

Continental Airlines Finance Trust II, 6.000%			1,123,404	23,380,846

Northwest Airlines, Inc., 9.500%			143,381	14,571

Machinery 0.23%

Glasstech, Inc., Series A (I)			143	143,000

Glasstech, Inc., Series B, 12.750%			4,475	1,872,071

Glasstech, Inc., Series C (I)			11	0

			Shares	Value

Stapled UnitsΔ 0.23%				$1,949,138

(Cost $2,924,176)

Materials 0.23%				1,949,138

Paper & Forest Products 0.23%

Timberwest Forest Corp.			447,200	1,949,138

		Excercise	Expiration
Issuer	Contracts	price	date	Value
Options Purchased 0.02%				$198,855

(Cost $5,182,863)

Options — Calls 0.02%				198,855
Comcast Corp. (I)	859,000	$20.00	Jan 2010	42,950

Comcast Corp. (I)	286,000	15.00	Jan 2010	143,000

Comcast Corp. (I)	258,100	25.00	Jan 2010	12,905

			Shares	Value
Warrants 0.08%				$699,647

(Cost $5,922,792)

Consumer Discretionary 0.00%				1,781

Hotels, Restaurants & Leisure 0.00%

Planet Hollywood International, Inc. (I)			2,816	0

Silver Slipper Casino (I)			1,928	0

Media 0.00%

Granite Broadcasting Corp. (Class A) (I)			29,220	4

Sirius XM Radio, Inc. (I)			9,350	1,777

Star Tribune Media Holding (I)			15,943	0

Consumer Staples 0.00%				9,244

Food & Staples Retailing 0.00%

Pathmark Stores, Inc. (I)			62,796	9,244

See notes to financial statements

20	High Yield Fund | Semiannual report

		Shares	Value
Industrials 0.07%			615,645

Airlines 0.00%

ATA Holdings Corp. (I)		11,942	0

Commercial Services & Supplies 0.07%

World Color Press, Inc. (I)		85,864	$364,922

World Color Press, Inc. (I)		85,864	250,723

Materials 0.01%			72,977

Metals & Mining 0.01%

Katanga Mining Ltd. (I)		80,000	4,169

New Gold, Inc. (I)		168,883	68,808

		Shares	Value
Other Investments 0.00%			$0

(Cost $215,000)
Gabrielino-Tongva Execution Investment (I)		125,000	0

Gabrielino-Tongva Gaming Machine Revenue (I)		90,000	0

	Yield*	Shares	Value
Short-Term Investments 3.13%			$26,885,604

(Cost $26,885,475)

Cash Equivalents 0.01%			126,604
John Hancock Collateral Investment Trust (W)	0.2196% (Y)	12,648	126,604

		Par value
Repurchase Agreement 0.10%			859,000
Repurchase Agreement with State Street Corp. dated
11-30-09 at 0.05% to be repurchased at $859,001 on
12-01-2009, collateralized by $880,000 Federal Home Loan
Bank, 1.05% due 08-18-2011 (valued at $881,100,
including interest).		$859,000	859,000

U.S. Government Agency 3.02%			25,900,000
Federal Home Loan Bank,
Discount Note, due 12-01-09	0.020%	25,900,000	25,900,000

Total investments (Cost $1,344,551,311) † 98.83%			$848,028,840

Other assets and liabilities, net 1.17%			$10,044,925

Total net assets 100.00%			$858,073,765

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

         Currency abbreviations
         CAD – Canadian Dollar
         CHF – Swiss Franc

ADR  American Depositary Receipts
GDR  Global Depositary Receipt
Gtd   Guaranteed
NIM   Net Interest Margin
PIK    Paid In Kind

See notes to financial statements

Semiannual report | High Yield Fund	21

IO Interest Only Security — Interest Tranche of Stripped Mortgage Pool.

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of November 30, 2009.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $263,670,887 or 31.09% of the net assets of the Fund as of November 30, 2009.

(U) Variable rate preferred stock.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser.

(Y) The investment represents the investment of securities lending collateral and the rate shown is the annualized seven-day yield as of November 30, 2009.

Δ A Stapled Unit is a security that combines the common shares and a fixed income component in a single security.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At November 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $1,349,495,778. Net unrealized depreciation aggregated $501,466,938, of which $61,781,790 related to appreciated investment securities and $563,248,728 related to depreciated investment securities.

See notes to financial statements

22	High Yield Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,344,424,836)
including $111,896 of securities loaned (Note 2)	$847,902,236
Investments in affiliated issuers, at value (Cost $126,475) (Note 2)	126,604
Total investments, at value (Cost $1,344,551,311)	848,028,840
Cash	696
Receivable for investments sold	16,094,127
Receivable for fund shares sold	2,199,034
Dividends and interest receivable	17,471,174
Other receivables and prepaid assets	107,427

Total assets	883,901,298
Liabilities

Payable for investments purchased	12,691,454
Payable for forward foreign currency exchange contracts (Note 3)	336,362
Payable for fund shares repurchased	270,675
Payable upon return of securities loaned (Note 2)	126,475
Swap contracts, at value (Note 3)	8,840,738
Distributions payable	2,923,295
Payable to affiliates
Accounting and legal services fees	14,854
Transfer agent fees	372,880
Distribution and service fees	72,784
Trustees’ fees	1,452
Other liabilities and accrued expenses	176,564

Total liabilities	25,827,533
Net assets

Capital paid-in	$1,726,550,248
Undistributed net investment income	9,890,389
Accumulated net realized loss on investments, foreign currency
transactions and swap agreements	(376,142,598)
Net unrealized depreciation on investments, translation of assets and
liabilities in foreign currencies and swap agreements	(502,224,274)

Net assets	$858,073,765

See notes to financial statements

Semiannual report | High Yield Fund	23

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($555,545,442 ÷ 172,561,839 shares)	$3.22
Class B ($93,027,729 ÷ 28,912,919 shares)[1]	$3.22
Class C ($193,142,054 ÷ 60,008,063 shares)[1]	$3.22
Class I ($16,358,540 ÷ 5,083,648 shares)	$3.22

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$3.37

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales, the offering price is reduced.

See notes to financial statements

24	High Yield Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 11-30-09 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$35,946,054
Dividends	2,977,586
Income from affiliated issuers	198
Less foreign taxes withheld	(837)

Total investment income	38,923,001
Expenses

Investment management fees (Note 5)	1,883,074
Distribution and service fees (Note 5)	1,790,926
Accounting and legal services fees (Note 5)	56,219
Transfer agent fees (Note 5)	1,051,210
Trustees’ fees (Note 6)	19,672
Other	235,280

Total expenses	5,036,381
Less expense reductions (Note 5)	(246,516)

Net expenses	4,789,865

Net investment income	34,133,136
Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(5,552,685)
Swap contracts	1,028,035
Foreign currency transactions	(4,353,737)
(8,878,387)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	201,236,399
Investments in affiliated underlying funds	129
Swap contracts	3,303,777
Translation of assets and liabilities in foreign currencies	2,949,618
207,489,923
Net realized and unrealized gain	198,611,536
Increase in net assets from operations	$232,744,672

See notes to financial statements

Semiannual report | High Yield Fund	25

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year
	ended	ended
	11-30-09[1]	5-31-09

Increase (decrease) in net assets

From operations
Net investment income	$34,133,136	$91,442,913
Net realized loss	(8,878,387)	(79,730,037)
Change in net unrealized appreciation (depreciation)	207,489,923	(378,087,176)

Increase (decrease) in net assets resulting from operations	232,744,672	(366,374,300)

Distributions to shareholders
From net investment income
Class A	(30,065,041)	(66,589,900)
Class B	(5,062,134)	(12,928,063)
Class C	(9,436,264)	(19,444,294)
Class I	(879,579)	(690,656)
Total distributions	(45,443,018)	(99,652,913)

From Fund share transactions (Note 7)	86,760,634	(128,957,539)

Total increase (decrease)	274,062,288	(594,984,752)

Net assets

Beginning of period	584,011,477	1,178,996,229

End of period	$858,073,765	$584,011,477

Undistributed net investment income	$9,890,389	$21,200,271

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

See notes to financial statements

26	High Yield Fund | Semiannual report

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-09[1]	5-31-09	5-31-08	5-31-07	5-31-06	5-31-05[2]

Per share operating performance

Net asset value, beginning of period	$2.46	$4.54	$5.74	$5.20	$5.05	$5.05
Net investment income[3]	0.13	0.41	0.38	0.44	0.42	0.38
Net realized and unrealized gain (loss)
on investments	0.82	(2.05)	(1.21)	0.59	0.15	0.02
Total from investment operations	0.95	(1.64)	(0.83)	1.03	0.57	0.40
Less distributions
From net investment income	(0.19)	(0.44)	(0.37)	(0.49)	(0.42)	(0.40)
Net asset value, end of period	$3.22	$2.46	$4.54	$5.74	$5.20	$5.05
Total return (%)[4]	39.46[5]	(35.84)	(15.07)	20.65	11.63	8.09

Ratios and supplemental data

Net assets, end of period (in millions)	$556	$383	$772	$901	$469	$347
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15[6]	1.11[7]	0.95	0.93	1.01	1.00
Expenses net of fee waivers	1.09[6]	1.11[7]	0.95	0.93	1.01	1.00
Expenses net of fee waivers and credits	1.08[6]	1.11[7]	0.95	0.93	1.01	1.00
Net investment income	9.03[6]	13.40	7.12	8.12	8.09	7.49
Portfolio turnover (%)	46	55	55	47	47[8]	30

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Annualized.

7 Includes proxy fees. The impact of this expense to the expense ratios was 0.02%.

8 Excludes merger activity.

See notes to financial statements

Semiannual report | High Yield Fund	27

CLASS B SHARES Period ended	11-30-09[1]	5-31-09	5-31-08	5-31-07	5-31-06	5-31-05[2]

Per share operating performance

Net asset value, beginning of period	$2.46	$4.54	$5.74	$5.20	$5.05	$5.05
Net investment income[3]	0.12	0.39	0.34	0.41	0.38	0.34
Net realized and unrealized gain (loss)
on investments	0.82	(2.06)	(1.21)	0.58	0.15	0.02
Total from investment operations	0.94	(1.67)	(0.87)	0.99	0.53	0.36
Less distributions
From net investment income	(0.18)	(0.41)	(0.33)	(0.45)	(0.38)	(0.36)
Net asset value, end of period	$3.22	$2.46	$4.54	$5.74	$5.20	$5.05
Total return (%)[4]	38.97[5]	(36.32)	(15.72)	19.77	10.83	7.30

Ratios and supplemental data

Net assets, end of period (in millions)	$93	$71	$161	$258	$281	$385
Ratios (as a percentage of average net assets):
Expenses before reductions	1.91[6]	1.86[7]	1.70	1.68	1.74	1.74
Expenses net of fee waivers	1.85[6]	1.86[7]	1.70	1.68	1.74	1.74
Expenses net of fee waivers and credits	1.84[6]	1.86[7]	1.70	1.68	1.74	1.74
Net investment income	8.27[6]	12.71	6.33	7.54	7.36	6.78
Portfolio turnover (%)	46	55	55	47	47[8]	30

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Annualized.

7 Includes proxy fees. The impact of this expense to the expense ratios was 0.02%.

8 Excludes merger activity.

CLASS C SHARES Period ended	11-30-09[1]	5-31-09	5-31-08	5-31-07	5-31-06	5-31-05[2]

Per share operating performance

Net asset value, beginning of period	$2.46	$4.54	$5.74	$5.20	$5.05	$5.05
Net investment income[3]	0.12	0.38	0.34	0.40	0.38	0.34
Net realized and unrealized gain (loss)
on investments	0.82	(2.05)	(1.21)	0.59	0.15	0.02
Total from investment operations	0.94	(1.67)	(0.87)	0.99	0.53	0.36
Less distributions
From net investment income	(0.18)	(0.41)	(0.33)	(0.45)	(0.38)	(0.36)
Net asset value, end of period	$3.22	$2.46	$4.54	$5.74	$5.20	$5.05
Total return (%)[4]	38.97[5]	(36.32)	(15.72)	19.76	10.81	7.29

Ratios and supplemental data

Net assets, end of period (in millions)	$193	$120	$244	$271	$124	$131
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89[6]	1.86[7]	1.70	1.68	1.76	1.75
Expenses net of fee waivers	1.84[6]	1.86[7]	1.70	1.68	1.76	1.75
Expenses net of fee waivers and credits	1.83[6]	1.86[7]	1.70	1.68	1.76	1.75
Net investment income	8.28[6]	12.59	6.39	7.32	7.34	6.74
Portfolio turnover (%)	46	55	55	47	47[8]	30

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Annualized.

7 Includes proxy fees. The impact of this expense to the expense ratios was 0.02%.

8 Excludes merger activity.

See notes to financial statements

28	High Yield Fund | Semiannual report

CLASS I SHARES Period ended	11-30-09[1]	5-31-09	5-31-08[2]

Per share operating performance

Net asset value, beginning of period	$2.46	$4.54	$5.42
Net investment income[3]	0.14	0.31	0.31
Net realized and unrealized gain (loss) on investments	0.81	(1.94)	(0.91)
Total from investment operations	0.95	(1.63)	(0.60)
Less distributions
From net investment income	(0.19)	(0.45)	(0.28)
Net asset value, end of year	$3.22	$2.46	$4.54
Total return (%)[4]	39.68[5]	(35.63)	(11.40)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$16	$11	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76[6]	0.87[7]	0.70[6]
Expenses net of fee waivers	0.71[6]	0.87[7]	0.70[6]
Expenses net of fee waivers and credits	0.69[6]	0.87[7]	0.70[6]
Net investment income	9.46[6]	12.00	8.06[6]
Portfolio turnover (%)	46	55	55

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 Beginning of operations from 8-27-07 through 5-31-08.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Annualized.

7 Includes proxy fees. The impact of this expense to the expense ratios was 0.02%.

See notes to financial statements

Semiannual report | High Yield Fund	29

Notes to financial statements
(unaudited)

Note 1
Organization

John Hancock High Yield Fund (the Fund) is a diversified series of John Hancock Bond Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary goal.

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 25, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, where there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt investments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, a subsidiary of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market investments as part of the securities lending program.

Other assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the

30	High Yield Fund | Semiannual report

Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 – Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 – Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed-income securities.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | High Yield Fund	31

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2009, by major security category or security type:

			LEVEL 2	LEVEL 3
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERVABLE
	11/30/09	PRICE	INPUTS	INPUTS

Corporate Bonds	434,435,466	—	412,296,884	22,138,582
Defaulted bonds beyond	734,850	—	120,000	614,850
maturity date
Convertible Bonds	95,945,013	—	70,488,813	25,456,200
Municipal Bonds	1,554,980	—	1,554,980	—
Term Loans	82,953,710	—	74,066,638	8,887,072
Collateralized Mortgage	18,467,398	—	12,567,446	5,899,952
Obligations
Asset Backed Securities	21,155,360	—	10,681,640	10,473,720
Common Stocks	108,590,124	93,706,853	11,932,073	2,951,198
Preferred Stocks	54,458,695	17,651,652	23,380,846	13,426,197
Stapled Units	1,949,138	1,949,138	—	—
Options Purchased	198,855	198,855	—	—
Warrants	699,647	690,399	9,248	—
Other Investments	—	—	—	—
Short-Term Investments	26,885,604	126,604	26,759,000	—

Total investments	$848,028,840	$114,323,501	$643,857,568	$89,847,771
in Securities
Other Financial	(9,177,100)	—	(9,177,100)	—
Instruments
Totals	$838,851,740	$114,323,501	$634,680,468	$89,847,771

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		DEFAULTED			COLLATER-
		BONDS			ALIZED
		BEYOND			MORTGAGE	ASSET
	CORPORATE	MATURITY	CONVERT-	TERM	OBLIGA-	BACKED	COMMON	PREFERRED
	BONDS	DATE	IBLE BONDS	LOANS	TIONS	SECURITIES	STOCKS	STOCKS	TOTALS

Balance as of
5/31/09	$33,531,663	$350,412	$280,741	$9,744,113	$3,402,271	$5,602,411	$1,575,774	$13,002,831	$67,490,216
Accrued
discount/
premiums	155,296	—	251,383	320,884	2,691	—	—	—	730,254
Realized gain
(loss)	582,167	—	—	(7,570)	—	—	(144,014)	—	430,583
Change in
unrealized
appreciation
(depreciation)	6,276,128	(365,153)	582,677	13,964,618	3,137,085	3,963,245	875,114	423,366	28,857,080
Net purchases
(sales)	(18,461,602)	179,591	24,622,140	(15,134,973)	(642,095)	908,064	644,324	—	(7,884,551)
Net transfers
in and/out of
Level 3	54,930	450,000	(280,741)	—	—	—	—	—	224,189
Balance as of
11/30/09	$22,138,582	$614,850	$25,456,200	$8,887,072	$5,899,952	$10,473,720	$2,951,198	$13,426,197	$89,847,771

32	High Yield Fund | Semiannual report

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts/ premiums are accreted/amortized for financial reporting purposes. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with the Fund’s custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. For the six months ended November 30, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the

Semiannual report | High Yield Fund	33

custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Term loans

The Fund’s ability to receive payments of principal and interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a term loan, because of a default, bankruptcy or any other reason, would adversely affect the income of a Fund and would likely reduce the value of its assets. Because a significant percent of term loans are not generally rated by independent credit rating agencies, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower. The Fund may have limited rights to enforce the terms of an underlying term loan. Fees associated with loan amendments are accrued daily. At November 30, 2009, the total principal amount and market value of unfunded commitments totaled $1,300,981 and $1,304,234, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the Fund.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a $261,712,499 capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital

34	High Yield Fund | Semiannual report

gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforward expires as follows: May 31, 2010 — $109,262,745, May 31, 2011 — $49,238,057, May 31, 2012 —$32,389,010, May 31, 2013 — $16,601,696, May 31, 2014 — $49,081,713 and May 31, 2017 — $5,139,278.

As of May 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually. During the year ended May 31, 2009, the tax character of distributions paid was ordinary income of $99,652,913. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions on a tax basis are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Financial instruments

Options

The Fund may purchase and sell options. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. The Fund may use options to manage against possible changes in the market value of the Fund’s assets or protect the Fund’s unrealized gains.

Options listed on an exchange, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Using an independent pricing source, options not listed on an exchange are valued at the mean between the last bid and ask prices.

When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option.

Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Losses may arise when buying and selling options if there is an illiquid secondary market for the options, which may cause a party to receive less than would be received in a liquid market, or if the counterparties do not perform under the terms of the options.

The number of purchased option contracts held at November 30, 2009, are generally representative of the purchased options held during the period ended November 30, 2009 and were used to enhance potential gain.

Forward foreign currency contracts

The Fund may enter into foreign currency contracts to manage foreign currency exposure or as a part of an investment strategy.

A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

Semiannual report | High Yield Fund	35

These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Fund could be exposed to risk if the value of the currency changes in relation to the U.S. dollar. The investment in a particular transaction may be affected unfavorably by factors that affect the subject currencies, including economic, political and legal developments and exchange control regulations that impact the applicable currencies.

Additionally, the Fund could be exposed to counterparty risk if counterparties are unable to meet the terms of the contracts. If a counterparty defaults, the Fund will have contractual remedies, however, there is no assurance that the counterparty will be able to meet their obligations or that the Fund will succeed in pursuing contractual remedies. Thus, the Fund assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant these transactions.

Notional values have ranged from $14 million to $50 million, and the foreign forward currency contracts were used to manage against anticipated currency exchange rate changes. The following summarizes the foreign forward currency contracts that the Fund held as of November 30, 2009:

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT
	COVERED BY	COVERED BY	SETTLEMENT	UNREALIZED
CURRENCY	CONTRACT	CONTRACT (USD)	DATE	DEPRECIATION

Sells
Australian Dollar	4,417,000	$3,816,288	Jan 2010	($205,966)
Canadian Dollar	7,100,000	6,641,721	Jan 2010	(85,643)
Euro	1,630,000	2,410,770	Jan 2010	(36,245)
Pound Sterling	900,000	1,471,527	Jan 2010	(8,508)
		$14,340,306		($336,362)

Credit default swap agreements

The Fund may enter credit default swaps to manage its exposure to credit risks, to gain exposure to certain credit markets or to enhance potential gain. Credit default swaps (CDS) involve the exchange of a fixed-rate premium (paid by the “Buyer”) for protection against the loss in value of an underlying debt instrument, reference entity or index, in the event of a defined credit event (such as default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the “Seller”), receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the Seller agrees to remedies that are specified within the credit default agreement and are dependent on the referenced obligation, entity or credit index. The Fund may enter into CDS in which the Fund may act as the Buyer or Seller. By acting as the Seller, in circumstances in which the Fund does not hold offsetting cash equivalent positions equaling the notional amount of the swap, the Fund effectively incurs economic leverage because it would be obligated to pay the Buyer such notional amount in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as unrealized appreciation/depreciation on the Fund’s Statement of Assets and Liabilities. If market quotations are not readily available or not deemed reliable, certain swaps may be fair valued in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Upfront payments made/received by the Fund are amortized or accreted for financial reporting purposes, with the un-amortized/un-accreted portion included in the Statement of Assets and Liabilities. Net periodic payments received or paid by the Fund are included as part of

36	High Yield Fund | Semiannual report

realized gains or losses on the Statement of Operations. In connection with these agreements, the Fund will hold cash and/or liquid securities equal to the net amount of the Fund’s exposure.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that a counterparty may default on its obligation under the swap or disagree as to the meaning of the swap’s terms, and that there may be unfavorable interest rate changes. The Fund may also suffer losses if it is unable to terminate outstanding swaps or reduce its exposure through offsetting transactions.

The Fund is a party to International Swap Dealers Association, Inc., Master Agreements (“ISDA Master Agreements”) with select counterparties that govern over the counter derivative transactions, which may include foreign exchange derivative transactions, entered into by the Fund and those counterparties. The ISDA Master Agreements typically include standard representations and warranties, as well as a Credit Support Annex (“CSA”) that accompanies a schedule to ISDA master agreements provisions outlining the general obligations of the Fund and counterparties relating to events of default, termination events and other standard provisions. Termination events may include a decline in the Fund’s net asset value below a certain point over a certain period of time that is specified in the Schedule to the ISDA Master Agreement; such an event may entitle the counterparty to elect to terminate early and calculate damages based on that termination, with respect to some or all outstanding transactions under the applicable damage calculation provisions of the ISDA Master Agreement. An election by one or more counterparties to terminate ISDA Master Agreements could have a material impact in the financial statements of the Fund.

Implied credit spreads, represented in absolute terms, are utilized in determining the market value of CDS agreements on corporate issues as of period end, and are disclosed in the table below. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement, would be an amount equal to the notional amount of the agreement. Notional amounts of all CDS agreements outstanding as of November 30, 2009, for which the Fund is the Seller, are disclosed in the table below. These potential amounts would be partially offset by any recovery values of the respective reference obligations, upfront payments received, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same reference entity or entities.

Semiannual report | High Yield Fund	37

CDS notional amounts at November 30, 2009 (in USD) are generally representative of the CDS activity during the period ended November 30, 2009 and were used on certain securities to take a long position in the exposure to the reference credit and enhance potential gain. The following summarizes the contracts that the Fund held as a Seller as of November 30, 2009:

							UNAMOR-
		IMPLIED	NOTIONAL				TIZED UPFRONT	UNREALIZED
		CREDIT	AMOUNT/				PAYMENT	APPRECIATION
	REFERENCE	SPREAD AT	EXPOSURE	CUR-	(PAY)/RECEIVE	MATURITY	PAID	(DEPRECI-	MARKET
COUNTERPARTY	OBLIGATION	11-30-09	PURCHASED	RENCY	FIXED RATE	DATE	(RECEIVED)	ATION)	VALUE

Lehman
Brothers
Special
Financing	AMR Corp.	23.42%	2,000,000	USD	5.000%	Mar 2013	($229,387)	($574,795)	($804,182)

Morgan
Stanley Capital
Services, Inc.	AMR Corp.	15.18%	3,000,000	USD	5.000%	Sep 2010	(370,628)	167,064	(203,564)

Morgan
Stanley Capital
Services, Inc.	AMR Corp.	15.18%	3,000,000	USD	5.000%	Sep 2010	(381,199)	177,635	(203,564)

Morgan
Stanley Capital
Services, Inc.	AMR Corp.	15.18%	5,000,000	USD	5.000%	Sep 2010	(564,575)	225,301	(339,274)

Morgan
Stanley Capital
Services, Inc.	AMR Corp.	23.28%	3,000,000	USD	6.600%	Sep 2012	—	(964,272)	(964,272)

	Texas
Morgan	Competitive
Stanley Capital	Electric
Services, Inc.	Holdings Co.	14.95%	10,000,000	USD	4.600%	Jun 2013	—	(2,600,478)	(2,600,478)

	Texas
Morgan	Competitive
Stanley Capital	Electric
Services, Inc.	Holdings Co.	14.95%	5,000,000	USD	5.850%	Jun 2013	—	(1,125,387)	(1,125,387)

Morgan
Stanley Capital	Delta Airlines,
Services, Inc.	Inc.	15.49%	5,000,000	USD	5.000%	Sep 2013	(1,013,734)	(286,275)	(1,300,009)

Morgan
Stanley Capital	Delta Airlines,
Services, Inc.	Inc.	15.49%	5,000,000	USD	5.000%	Sep 2013	(903,625)	(396,383)	(1,300,008)

			41,000,000	USD			($3,463,148)	($5,377,590)	($8,840,738)

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at November 30, 2009 by risk category:

				LIABILITY
	STATEMENTS OF ASSETS AND	FINANCIAL INSTRUMENTS	ASSET DERIVATIVES	DERIVATIVES
	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign exchange	Payable for forward	Foreign forward	—	($336,362)
contracts	foreign currency	currency contracts
	exchange contracts

Credit Contracts	Unrealized depreciation	Credit default swaps	—	(8,840,738)
	of swap contracts

Equity Contracts	Investments in unaffiliated	Purchased Options	$198,855	—
	issuers, at value*
Total			$198,855	($9,177,100)

*Purchased options are included in the Fund’s Investments

38	High Yield Fund | Semiannual report

Effect of derivative instruments on Statement of Operations

The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the six-month period ended November 30, 2009:

		FORWARD FOREIGN
	SWAPS	CURRENCY CONTRACTS	TOTAL

Statement of Operations location —
Net realized gain (loss) on
Credit Contracts	$1,028,035	—	$1,028,035
Foreign Exchange Contracts	—	($4,388,237)	(4,388,237)
Total	$1,028,035	($4,388,237)	($3,360,202)

The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the six-month period ended November 30, 2009:

			FORWARD FOREIGN
	PURCHASED		CURRENCY
	OPTIONS	SWAPS	CONTRACTS	TOTAL

			Translation
Statement of Operations			of assets
location — Change in			and liabilities
unrealized appreciation	Investments in	Swap	in foreign
(depreciation) of	unaffiliated issuers	contracts	currencies

Credit contracts			$2,997,549	$2,997,549
Equity contracts	—	$3,307,777	—	3,307,777
Foreign exchange contracts	($378,453)	—	—	(378,453)
Total	($378,453)	$3,307,777	$2,997,549	$5,926,873

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $75,000,000 of the Fund’s average daily net asset value, (b) 0.5625% of the next $75,000,000, (c) 0.50% of the next $2,350,000,000, (d) 0.475% of the next $2,500,000,000 and (e) 0.45% of the Fund’s average daily net asset value in excess of $5,000,000,000. Prior to July 1, 2009, the Fund paid a monthly management fee. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees. The investment management fees incurred for the six-month period ended November 30, 2009, were equivalent to an annual effective rate of 0.52% of the Fund’s average daily net assets.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and

Semiannual report | High Yield Fund	39

periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred. The accounting and legal services fees incurred for the six-month period ended November 30, 2009, were equivalent to an annual effective rate of 0.02% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes daily payments to the Distributor at an annual rate not to exceed 0.25% and 1.00% of average daily net asset value of Class A and Class C shares and monthly payments to the Distributor at an annual rate not to exceed 1.00% of average daily net asset value for Class B shares. Prior to July 1, 2009, Class A, Class B and Class C shares paid monthly. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s Rule 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the six-month period ended November 30, 2009, the Distributor received net up-front sales charges of $1,672,257 with regard to sales of Class A shares. Of this amount, $194,559 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,454,767 was paid as sales commissions to unrelated broker-dealers and $22,931 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. Signator Investors is an affiliate of the Adviser.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the six-month period ended November 30, 2009, CDSCs received by the Distributor amounted to $83,848 and $30,009 for Class B and Class C shares, respectively.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.015% for all classes based on each class’s average daily net assets.

• All classes of the Fund pay a monthly fee based on an annual rate of $17.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Signature Services has voluntarily agreed to waive certain transfer agent expenses. The amount of this waiver for the six-month period ended November 30, 2009 was $199,256.

Certain investor accounts that maintain small balances are charged an annual small accounts fee. Amounts related to these fees are credited to the Fund and netted against transfer agent expenses. For the six-month period ended November 30, 2009, these fees totaled $47,260.

Class level expenses for the six-month period ended November 30, 2009, were as follows:

	Distribution	Transfer
Share class	and service fees	agent fees

Class A	$589,035	$689,104
Class B	417,250	124,842
Class C	784,641	226,842
Class I	—	10,422
Total	$1,790,926	$1,051,210

40	High Yield Fund | Semiannual report

Note 6
Trustees’ fees

The compensation of independent Trustees is borne by the Fund. The independent Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 7
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the six-month period ended November 30, 2009 and the year ended May 31, 2009, along with the corresponding dollar value.

	Period ended 11-30-09[1]		Year ended 5-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	37,618,651	$109,941,956	74,249,455	$191,833,133
Distributions reinvested	6,456,391	18,919,515	15,899,152	42,138,546
Repurchased	(27,093,043)	(77,681,675)	(104,662,484)	(317,263,464)
Net increase (decrease)	16,981,999	$51,179,796	(14,513,877)	($83,291,785)

Class B shares

Sold	3,212,766	$9,180,043	5,239,815	$13,344,849
Distributions reinvested	813,708	2,381,677	2,193,540	5,806,635
Repurchased	(3,806,421)	(10,949,177)	(14,181,304)	(43,737,570)
Net increase (decrease)	220,053	$612,543	(6,747,949)	($24,586,086)

Class C shares

Sold	15,409,274	$45,013,048	24,451,995	$59,688,628
Distributions reinvested	1,814,131	5,331,810	4,254,738	11,188,400
Repurchased	(6,064,519)	(17,551,428)	(33,651,573)	(101,349,292)
Net increase (decrease)	11,158,886	$32,793,430	(4,944,840)	($30,472,264)

Class I shares

Sold	1,826,042	$5,328,312	4,306,481	$10,571,764
Distributions reinvested	109,647	319,035	200,836	496,407
Repurchased	(1,224,223)	(3,472,482)	(668,655)	(1,675,575)
Net increase	711,466	$2,174,865	3,838,662	$9,392,596

Net increase (decrease)	29,072,404	$86,760,634	(22,368,004)	($128,957,539)

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

Note 8
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the six-month period ended November 30, 2009, aggregated $370,425,462 and $324,435,475, respectively.

Semiannual report | High Yield Fund	41

Board Consideration of and
Continuation of Investment
Advisory Agreement and
Subadvisory Agreement

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvisory agreements. At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock High Yield Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund. The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2008. The Board also considered these results in comparison to the performance of a category of relevant funds (the Category), a peer group of comparable funds (the Peer Group) and a benchmark index. The funds within each Category and Peer Group were selected by Morningstar Inc.

42	High Yield Fund | Semiannual report

(Morningstar), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board noted that the Fund’s performance for all the periods under review was lower than the Category and Peer Group medians, and its benchmark index, the Merrill Lynch US High-Yield Master II Index. The Adviser discussed with the Board factors that contributed to the Fund’s underperformance and discussed its outlook and recommendations with regard to the Fund’s performance.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was in line with the Category and Peer Group medians.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross Expense Ratio and Net Expense Ratio were lower than the Peer Group and Category medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and Subadviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Semiannual report | High Yield Fund	43

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

44	High Yield Fund | Semiannual report

More information

Trustees
Patti McGill Peterson, Chairperson
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

   *Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
  †Non-Independent Trustee
  ‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC

Subadviser
MFC Global Investment
  Management (U.S.), LLC

Principal distributor
John Hancock Funds, LLC

Custodian
State Street Bank and Trust Company

Transfer agent
John Hancock Signature Services, Inc.

Legal counsel
K&L Gates LLP

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | High Yield Fund	45

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock High Yield Fund.	570SA 11/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/10

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT

INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By: /s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: January 25, 2010

By: /s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: January 25, 2010